As filed with the Securities and Exchange Commission on April
24,
1997
Registration No. 33-83928




SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          PRE-EFFECTIVE AMENDMENT NO.   _____               (  )
          POST-EFFECTIVE AMENDMENT NO.        3
(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

     Amendment No.         3                                  (X)
     (Check appropriate box or boxes)


RETIREMENT PLAN SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Englewood, Colorado 80111
(Address of Depositor's Principal Executive Officers)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

William T. McCallum
Great-West Life & Annuity Insurance Company
President and Chief Executive Officer
8515 East Orchard Road
Englewood, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
James F. Jorden, Esq.
Jorden Burt Berenson & Johnson, LLP
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-0805

It is proposed that this filing will become effective (check appropriate space):

     ____ Immediately upon filing pursuant to paragraph (b) of Rule
485
       X          On May 1, 1997, pursuant to paragraph (b) of Rule
485.
     ____ 60 days after filing pursuant to paragraph (a)(1) of Rule
485.
     ____ On ____________, pursuant to paragraph (a)(1) of Rule
485.
     ____ 75 days after filing pursuant to paragraph (a)(2) of Rule
485.
     ____ On ____________, pursuant to paragraph (a)(2) of Rule
485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Rule 24F-2 Notice for
Registrant's fiscal year was filed February 28, 1997.


RETIREMENT PLAN SERIES ACCOUNT

Cross Reference Sheet
Showing Location in Prospectus
and Statement of Additional Information
As Required by Form N-4

FORM N-4 ITEM  PROSPECTUS CAPTION

1.   Cover Page     Cover Page

2    Definitions    Glossary of Special Terms

3.   Synopsis  Fee Table; Questions and Answers about the Series
Account Variable Annuity

4.   Condensed Financial Information    Condensed Financial
Information

5.   General Description of
       Registrant, Depositor and
       Portfolio Companies    Great-West Life & Annuity Insurance
Company; Retirement Series Account; Investments of the Series
Account; Voting Rights

6.   Deductions     Administrative Charges; Risk Charges, Premium
Taxes and Other Deductions; Appendix A; Distribution of the
Contracts

7.   General Description of
       Variable Annuity Contracts The Contracts; Investments of the Series Account; Statement of Additional Information

8.   Annuity Period Annuity Options


9.   Death Benefit  The Contracts-Accumulation Period - Death
Benefit; Prior to Retirement Date; Annuity Payments

10.  Purchases and Contract Value  The Contracts-General; The
Contracts-Accumulation Period; Distribution of the Contracts; Cover Page; Great-West Life & Annuity Insurance Company

11.  Redemptions    The Contracts-Accumulation Period - Total and
Partial Surrenders; Return Privilege

12.  Taxes     Federal Tax Consequences

13.  Legal Proceedings   Legal Proceedings

14.  Table of Contents of
              Statement of Additional
       Information  Statement of Additional Information


STATEMENT OF ADDITIONAL
FORM N-4 ITEM  INFORMATION CAPTION


15.  Cover Page     Cover Page

16.  Table of Contents   Table of Contents

17.  General Information and
       History Not Applicable

18.  Services  Custodian and Accountants

19.  Purchase of Securities
       Being Offered     Not Applicable

20.  Underwriters   Underwriter

21.  Calculation of
       Performance Data  Calculation of Performance Data

22.  Annuity Payments    Not Applicable

23.  Financial Statements     Financial Statements















PART A

INFORMATION REQUIRED IN A PROSPECTUS


RETIREMENT  PLAN  SERIES  ACCOUNT
of
Great-West Life & Annuity Insurance Company

INDIVIDUAL  FLEXIBLE  PREMIUM  VARIABLE  ANNUITY  CONTRACTS

Distributed by
   One Orchard Equities, Inc.

8515 East Orchard Road, Englewood, Colorado  80111
   (800) 338-4015





     The individual flexible premium variable annuity contracts (the "Contracts") described in this prospectus are designed and offered to provide for individual retirement account ("IRA") programs. The Contracts may be purchased with rollover proceeds from qualified plans under Section 401(k), ("401(k) Plans"), of the Internal Revenue Code (the "Code"), or any other eligible rollover sources as described in the Code.

        The Contracts are issued by Great-West Life & Annuity Insurance Company ("GWL&A"). One Orchard Equities, Inc. ("One Orchard") is the principal underwriter and distributor of the
Contracts.   The Contracts provide for a deferred annuity to begin
at a future pre-selected date (the "Annuity Commencement Date"). The Contracts also provide for a death benefit.

        Prior to the Annuity Commencement Date, the Contributions can accumulate on a variable basis, guaranteed basis, or a combination of both. To accumulate on a variable basis, Contributions will be allocated to the RETIREMENT PLAN SERIES ACCOUNT (the "Series Account"), a segregated investment account of GWL&A. The value of the Contributions prior to the Annuity Commencement Date and thus the amount accumulated to provide annuity payments will depend upon the investment performance of the Series Account. While there is no minimum initial Contribution requirement, the minimum additional Contribution amount is $250.

     The amount of annuity payments may also be variable based upon the investment experience of the Series Account, or may be fixed without regard to such experience, or may be a combination of both.

     The Series Account currently has 15 Investment Divisions available for allocation of Contributions. The Investment
Divisions invest in shares of one of the Portfolios of Maxim Series Fund, Inc. ("Maxim" or the "Fund"), a series, open-end management investment company as described beginning on page 2.



        THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR MAXIM SERIES FUND, INC. THIS PROSPECTUS PROVIDES INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE CONTRACTS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION, THE TABLE OF CONTENTS OF WHICH IS SET FORTH ON THE LAST PAGE OF THIS PROSPECTUS, IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING OR TELEPHONING GWL&A AT THE ADDRESS OR TELEPHONE NUMBER SET FORTH ABOVE. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   The date of this prospectus is May 1, 1997

   AVAILABLE PORTFOLIOS


(    the Money Market Portfolio, which seeks preservation of
capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share;

(       the Investment Grade Corporate Bond Portfolio, which seeks the
highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies;

(    the Stock Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their respective pro-rata shares of the market;

(    the U.S. Government Mortgage Securities Portfolio, which seeks the highest level of return consistent with preservation of capital and substantial credit protection and seeks to achieve this objective by investing in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations;

(    the Total Return Portfolio, which seeks to obtain the highest possible total return through a combination of income and capital appreciation, consistent with reasonable risk;

(    the Small-Cap Index Portfolio, which seeks to provide
investment results, before fees, that correspond to the total return of the Russell 2000 Index;

(    the Value Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index;

(    the Growth Index Portfolio, which seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index;

(    the Small-Cap Value Portfolio, which seeks to achieve
long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks;

(    the Foreign Equity Portfolio, which seeks total return from long-term growth of capital and dividend income and seeks to achieve its investment objective by investing its assets primarily in international equity securities which are predominately common stocks and may also include any types of equity securities;

(       the Small-Cap Aggressive Growth Portfolio, which seeks
long-term capital growth and seeks to achieve its investment objective by investing its assets in common stocks or their equivalent, emphasizing securities believed to be undervalued;

(    the Corporate Bond Portfolio, which seeks high total
investment return by investing primarily in debt securities
(including convertibles), although up to 20% of its assets, at the time of acquisition, may be invested in preferred stocks;

(    the Short-Term Maturity Bond Portfolio, which seeks
preservation of capital, liquidity and maximum total return through investment in an actively managed portfolio of debt securities; and



TABLE OF CONTENTS


Page

Fee Table  4

Examples  5

Glossary of Special Terms     7

Questions and Answers about the Series Account Variable Annuity  8

Financial Highlights     10

Performance Related Information    13

Great-West Life & Annuity Insurance Company  15

Retirement Plan Series Account     15

The Contracts  16

Accumulation Period 16

Investments of the Series Account  19

Charges and Deductions   21

Periodic Payment Options 22

Annuity Options     23

Federal Tax Consequences 25

Voting Rights  27

Distribution of the Contracts 28

Return Privileges   28

State Regulation    28

Reports   28

Legal Proceedings   28

Legal Matters  29

Registration Statement   29

Statement of Additional Information     29


FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments) None
Deferred Sales Load (as a percentage of amount distributed) None
Distribution Fees (as a percentage of amount distributed)   None
   Exchange Fee   None

Administrative Surrender Fees

$50 administrative surrender fee if the Contract is surrendered in whole during first 12 months
$25 administrative surrender fee if the Contract is surrendered in part during first 12 months

   Annual Contract Fee Maximum $30 1

   SERIES ACCOUNT ANNUAL EXPENSES

Mortality & Expense Risk

     The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:

Mortality & Expense Risk Charge
Account Balance
0.75%
$0 - $9,999.99
0.50%
$10,000 - $ 24,999.99
0.25%
$25,000 - $49,999.99
0.00%
$50,000 and greater

Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year.

        Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, and thus makes no deduction from Contributions, GWL&A reserves the right, in the future and with prior notice to the Contract Owner, to deduct the Premium Tax, if any, from the Contract Value upon the Annuity Commencement Date. (See "Charges and Deductions.")

   1 The annual contract fee ("Contract Maintenance Charge") will not be imposed if the Contract Owner maintains a Contract Value of at least $5,000, as determined by the Contract Value as of December 31, of the prior year end assessed during the second quarter of the current calendar year. The Contract Maintenance Charge will only be imposed on contracts purchased after May 1, 1997.

   Maxim Series Fund, Inc. Annual Expenses
     (as a percentage of Maxim Series Fund, Inc. average daily net assets)





Money Market Portfolio

Investment Grade Corporate Bond Portfolio



Stock Index Portfolio


U.S. Govt. Mortgage Securities Portfolio



Small-Cap Index Portfolio



Growth Index Portfolio


Short-Term Maturity Bond Portfolio
Management Fees
0.46%
0.60%
0.60%
0.60%
0.60%
0.60%
0.60%
Other Expenses
None
None
None
None
None
None
None
TOTAL Maxim Series Fund Annual Expenses

0.46%

0.60%

0.60%

0.60%

0.60%

0.60%

0.60%



Value
index Portfolio

Small-Cap Value Portfolio

Total
 Return Portfolio

Foreign Equity Portfolio
Small-Cap Aggressive Growth Portfolio

Corporate Bond Portfolio
Management Fees
0.60%
1.00%
0.60%
1.00%
1.00%
0.90%
Other Expenses
None
0.35%
None
0.50%
0.30%
None
TOTAL Maxim Series Fund Annual Expenses

0.60%

1.35%

0.60%

1.50%

1.30%

0.90%

EXAMPLES

If you do not take a distribution in whole from your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1 Year
3 Year
5 Year
10 Year
Money Market Investment Division
12.63
41.26
74.92
185.62
Investment Grade Corporate
 Bond Investment Division
14.08
45.94
83.30
205.68
Stock Index Investment Division
14.08
45.94
83.30
205.68
U.S. Government Mortgage
 Securities Investment Division
14.08
45.94
83.30
205.68
Small-Cap Index Investment Division
14.08
45.94
83.30
205.68
Growth Index Investment Division
14.08
45.94
83.30
205.68
Value Index Investment Division
14.08
45.94
83.30
205.68
Total Return Investment Division
14.08
45.94
83.30
205.68
Small-Cap Value Investment Division
21.82
70.67
127.20
308.51
Foreign Equity Investment Division
23.36
75.55
135.79
328.17
Small-Cap Aggressive Growth
 Investment Division
21.30
69.04
124.33
301.89
Corporate Bond Investment Division
17.18
55.90
101.06
247.74
Short-Term Maturity Bond
 Investment Division
14.08
45.94
83.30
205.68


EXAMPLES (Cont.)

If you take a distribution in whole from your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1 Year
3 Year
5 Year
10 Year
Money Market Investment Division
62.63
41.26
74.92
185.62
Investment Grade Corporate
 Bond Investment Division
64.08
45.94
83.30
205.68
Stock Index Investment Division
64.08
45.94
83.30
205.68
U.S. Government Mortgage
 Securities Investment Division
64.08
45.94
83.30
205.68
Small-Cap Index Investment Division
64.08
45.94
83.30
205.68
Growth Index Investment Division
64.08
45.94
83.30
205.68
Value Index Investment Division
64.08
45.94
83.30
205.68
Total Return Investment Division
64.08
45.94
83.30
205.68
Small-Cap Value Investment Division
71.82
70.67
127.20
308.51
Foreign Equity Investment Division
73.36
75.55
135.79
328.17
Small-Cap Aggressive Growth
 Investment Division
71.30
69.04
124.33
301.89
Corporate Bond Investment Division
67.18
55.90
101.06
247.74
Short-Term Maturity Bond
 Investment Division
64.08
45.94
83.30
205.68


     The above Examples should not be considered a representation of past or future expenses. The tables currently do not include the addition of the annual contract fee which may be assessed if the contract value is below $5,000. Actual expenses may be greater or less than those shown, subject to the guarantees in the Contracts.

     The purpose of the tables shown above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. For more information pertaining to these costs and expenses see "Charges and Deductions."

Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, and thus makes no deduction from Contributions, GWL&A reserves the right, in the future and with prior notice to the Contract Owner, to deduct the Premium Tax, if any, from the Contract Value upon the Annuity Commencement Date.

(See "Charges and Deductions.")


GLOSSARY OF SPECIAL TERMS

As used in this prospectus, the terms have the indicated meanings:

Accumulation Period: The Period during which the Contract Owner is covered under this Contract prior to the Contract Owner's Annuity
Commencement Date.

Accumulation Unit: An accounting measure used to determine the Variable Account Value before the Annuity Commencement Date.

Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Englewood, Colorado 80111.

Annuitant: The person upon whose life the annuity payments will be based.

Annuity Period:  The period after the Annuity Commencement Date.

Annuity Commencement Date: The date on which annuity payments commence under an Annuity Option.

Annuity Unit: An accounting measure used to determine the dollar value of any variable annuity payment after the first payment.

Contribution(s): The total dollar amount(s) paid to purchase an annuity for an Annuitant.

Contract: An agreement between GWL&A and the Contract Owner providing a variable annuity. The agreement consists of the contract form and the application.

Contract Owner: The person, as described in this prospectus, to whom a Contract is issued.

Contract Value:  The sum of the dollar values of all Accumulation
Units credited to the Contract during the Accumulation Period.

Fixed Annuity: An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of the Series Account.

Fund: Maxim Series Fund, Inc., a registered, open-end, management investment company in which the assets of the Series Account are invested.



Investment Division: The Series Account is divided into investment divisions, one for each designated Portfolio maintained by the Fund and made available to the Series Account.

Premium Tax: The amount of tax, if any, charged on premiums, by a state or other government authority.

Request: Any request, either written, telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Office, as required by any provision of the Contract, and at other times as required by GWL&A.

Series Account: The segregated investment account of Great-West Life & Annuity Insurance company called Retirement Plan Series Account existing under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Transfer: The transfer of all or a portion of the Contract Value between and among the sub-accounts.

Valuation Date: The date on which the net asset value of the Fund is determined. Valuation will occur on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. On the day after Thanksgiving, however, transactions submitted other than by automated voice response unit or computer link will not be processed.

Valuation Period:  The period between the ending of two successive
Valuation Dates.

Variable Annuity: An annuity providing for payments, the amount of which will vary in accordance with the changing values of securities held in the Series Account.

Variable Account Value:  The sum of the values of the Variable
Sub-Accounts credited to the Contract Value.

Variable Sub-Account: A subdivision of the Series Account containing the value credited to a Contract Owner from an Investment Division.


QUESTIONS AND ANSWERS ABOUT THE SERIES ACCOUNT VARIABLE ANNUITY


What is the purpose of the Contracts offered in the Prospectus?

     The variable annuity Contracts offered in this prospectus provide an IRA program (the "Program") as defined by the Code.
This Program is primarily designed for individuals seeking to rollover assets which they accumulated under a 401(k) Plan. However, the Contracts may also be used by individuals who wish to rollover assets from other eligible sources, as described in the Code. The value of the Contract and the amount of the annuity payments will vary according to the investment results of the Fund.

How are Contributions allocated?

        Contributions allocated to the Series Account accumulate on a variable basis. The assets of the Series Account are invested at net asset value (no sales charge) in shares of the Fund. The investment objectives and policies of those portfolios of the Fund which are available for allocation of Contributions to the Series Account are set forth at the beginning of the prospectus and are described in full in the accompanying prospectus for the Fund.

What are the charges to Contract Owners under the Contract?

     There is an administrative surrender fee of $50 for a Contract surrendered in whole during the first 12 months of the Contract (excluding the free look period) and an administrative surrender fee of $25 for a Contract surrendered in part during the first 12 months of the Contract.

        There is a contract maintenance charge of $30 per year if the
Contract Value, as determined on December 31 of the previous year, is below $5,000. However, there are no sales charges (contingent, deferred or otherwise) applied to the Contract Value. GWL&A deducts from the net asset value of the Series Account an amount, computed daily for mortality and expense risk guarantees as described below.

     The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:

Mortality & Expense Risk Charge

Account Balance
0.75%
$0 - $9,999.99
0.50%
$10,000 - $ 24,999.99
0.25%
$25,000 - $49,999.99
0.00%
$50,000 and greater

Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year.

        Upon a total or partial distribution, a penalty tax may be imposed pursuant to Section 72 of the Code. (See "Federal Tax
Consequences.")

        GWL&A presently makes no deduction from Contributions for premium taxes; however, applicable state premium taxes, ranging from 0 to 3.50%, may be deducted from the Contract Value upon the Annuity Commencement Date.

        In addition to the charges set forth above, the Contract
Owner
will indirectly bear the investment advisory fees and other expenses of the Fund. (See "Investments of the Series Account -
Investment Adviser.")

Can I surrender the Contract in whole or in part?

        A distribution in whole or in part may be taken up to 30 days prior to the Annuity Commencement Date, subject to restrictions by the retirement plan under which your Contract is issued. If a distribution is requested less than 30 days prior to the Annuity Commencement Date, the Company may delay the Annuity Commencement Date for a period of up to 30 days. (See "Accumulation Period - Total and Partial Distribution.") Upon a total or partial distribution, a penalty tax may be imposed pursuant to Section 72 of the Code. (See "Federal Tax Status.") In addition, an administrative surrender fee may apply. (See "Charges and Deductions.")

Can Contributions be Transferred between the Variable and Guaranteed Sub-Accounts?

        Yes. All or a portion of the Contract Value held in any of the Variable Sub-Accounts may be Transferred at any time prior to the Annuity Commencement Date by Request. (See "Accumulation Period
- Transfers Between Sub-Accounts.")

What Annuity Options are available?

     The Contracts provide for several annuity options payable on a variable, fixed, or combination basis. An election of any annuity option(s) must be made at least 30 days prior to the Contract Owner's Annuity Commencement Date. If no election is made, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain. (See "Annuity Options.")

What are the voting rights under the Contracts?

     Contract Owners will be entitled to instruct GWL&A to vote shares of the Fund held in the Series Account based upon the value of their Contract. (See "Voting Rights.")

Is there a short-term cancellation ("Free Look") right?

     Yes. Within 10 days (20 days in Idaho and North Dakota) after the Contract is first received by the Contract Owner, it may be canceled by the Contract Owner for any reason by delivering or mailing it along with a Request to cancel, to GWL&A's
Administrative Office.  (See "Return Privileges.")

How will the Contracts be distributed?

        The Contracts will be distributed through One Orchard
Equities, Inc. ("One Orchard").  (See "Distribution of the
Contracts.")

What is the Fund?

        The Contributions may be allocated to the Series Account. The assets of the Series Account are invested at net asset value in shares of the Fund. The Fund is an open-end management investment company of the series type. A more complete description of the Fund and its Portfolios can be found in the accompanying Fund prospectus which should be read together with this prospectus. The Fund is required to redeem its shares at GWL&A's request. GWL&A reserves the right to add, delete or substitute Portfolios subject to approval, as necessary, of the Securities and Exchange Commission.

Who can invest and what is the minimum Contribution?

        Any individual of legal age in the states where the Contract may be lawfully sold, who is not older than age 90, may purchase a Contract. The individual must also be eligible to participate in the plan for which the Contract is designed. (See "The
Contracts.")</R.



   There is no minimum initial Contribution amount required. However, Contributions must be eligible rollover distributions (as defined by the Code) from a plan qualified under Code Section 401(k) or any other eligible rollover sources as described in the Code. The minimum additional Contribution amount is $250. Contributions may be made at any time during the Accumulation Period.




FINANCIAL HIGHLIGHTS
Selected Data for Accumulation Units
Outstanding Throughout Each Period
For the Years Ended December 31,


Investment Division
1996 By Category
1995 By Category

MONEY MARKET
A
O
U
Z
A*(3)
O*(15)
U*(15)
Z*(3)
Value at beginning of period
$ 10.23
$ 10.02
$ 10.05
$ 10.27
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 10.66
$ 10.47
$ 10.54
$ 10.79
$ 10.23
$ 10.02
$ 10.05
$ 10.27
Increase (decrease) in value of Accumulation Units

     0.43

     0.45

     0.49

     0.52

0.23

0.02

0.05

0.27
Number of Accumulation Units outstanding at end of period

9,449.98

12,173.70

15,907.37

59,518.32

2,395.98

926.69

1,445.29

44,935.09

INVESTMENT GRADE CORPORATE BOND
A
O
U
Z
A*(8)
O*(5)
U*(11)
Z*(6)
Value at beginning of period
$ 10.48
$ 10.55
$ 10.45
$ 10.58
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 10.72
$ 10.82
$ 10.75
$ 10.91
$ 10.48
$ 10.55
$ 10.45
$ 10.58
Increase (decrease) in value of Accumulation Units

     0.24

     0.27

     0.30

     0.33

0.48

0.55

0.45

0.58
Number of Accumulation Units outstanding at end of period

4,019.39

5,887.41

2,497.98

14,123.28

756.56

1,298.14

2,523.64

7,411.72

STOCK INDEX
A
O
U
Z
A*(1)
O*(5)
U*(4)
Z*(8)
Value at beginning of period
$ 11.59
$ 11.55
$ 11.57
$ 11.58
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 14.01
$ 14.00
$ 14.06
$ 14.11
$ 11.59
$ 11.55
$ 11.57
$ 11.58
Increase (decrease) in value of Accumulation Units

     2.42

     2.45

     2.49

     2.53

1.59

1.55

1.57

1.58
Number of Accumulation Units outstanding at end of period

30,565.13

48,278.77

50,780.90

119,929.73

4,042.63

11,673.47

18,708.73

55,122.00

U.S. GOVERNMENT MORTGAGE SECURITIES
A
O
U
Z
A*(8)
O*(5)
U*(4)
Z*(6)
Value at beginning of period
$ 10.45
$ 10.52
$ 10.54
$ 10.55
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 10.82
$ 10.92
$ 10.96
$ 11.00
$ 10.45
$ 10.52
$ 10.54
$ 10.55
Increase (decrease) in value of Accumulation Units

     0.37

     0.40

     0.42

     0.45

0.45

0.52

0.54

0.55
Number of Accumulation Units outstanding at end of period

5,272.40

8,847.40

7,526.42

18,157.75

731.02

5,864.01

1,624.61

7,344.94

SMALL-CAP INDEX
A
O
U
Z
A*(1)
O*(5)
U*(9)
Z*(8)
Value at beginning of period
$ 11.60
$ 11.62
$ 11.63
$ 11.65
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 13.28
$ 13.33
$ 13.38
$ 13.43
$ 11.60
$ 11.62
$ 11.63
$ 11.65
Increase (decrease) in value of Accumulation Units

    1.68

     1.71

     1.75

     1.78

1.60

1.62

1.63

1.65
Number of Accumulation Units outstanding at end of period

13,245.31

17,113.51

20,809.07

28,991.22

2,240.54

5,959.11

3,318.14

14,397.06

GROWTH INDEX
A
O
U
Z
A*(8)
O*(5)
U*(9)
Z*(6)
Value at beginning of period
$ 11.69
$ 11.71
$ 11.72
$ 11.74
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 14.17
$ 14.22
$ 14.28
$ 14.34
$ 11.69
$ 11.71
$ 11.72
$ 11.74
Increase (decrease) in value of Accumulation Units

     2.48

     2.51

     2.56

     2.60

1.69

1.71

1.72

1.74
Number of Accumulation Units outstanding at end of period

23,490.03

33,100.60

38,890.98

64,886.39

3,339.10

10,056.69

9,367.33

19,673.41







Investment Division
1996 By Category
1995 By Category

VALUE INDEX
A
O
U
Z
A*(8)
O*(5)
U*(4)
Z*(10)
Value at beginning of period
$ 11.55
$ 11.56
$ 11.58
$ 11.60
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 13.82
$ 13.88
$ 13.93
$ 13.99
$ 11.55
$ 11.56
$ 11.58
$ 11.60
Increase (decrease) in value of Accumulation Units

     2.27

     2.32

     2.35

     2.39

1.55

1.56

1.58

1.60
Number of Accumulation Units outstanding at end of period

16,778.01

32,274.09

32,323.22

46,735.19

1,666.79

7,395.18

12,134.89

18,036.45

SMALL-CAP VALUE
A
O
U
Z
A*(8)
O*(5)
U*(4)
Z*(7)
Value at beginning of period
$ 11.02
$ 11.04
$ 11.05
$ 11.07
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 12.90
$ 12.95
$ 13.00
$ 13.06
$ 11.02
$ 11.04
$ 11.05
$ 11.07
Increase (decrease) in value of Accumulation Units

     1.88

     1.91

     1.95

     1.99

1.02

1.04

1.05

1.07
Number of Accumulation Units outstanding at end of period

5,037.63

7,695.51

12,528.51

8,094.84

773.21

1,371.51

5,416.35

2,801.92

TOTAL RETURN
A
O
U
Z
A*(8)
O*(5)
U*(11)
Z*(7)
Value at beginning of period
$ 10.89
$ 10.90
$ 10.92
$ 10.93
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 12.08
$ 12.12
$ 12.17
$ 12.22
$ 10.89
$ 10.90
$ 10.92
$ 10.93
Increase (decrease) in value of Accumulation Units

     1.19

     1.22

     1.25

     1.29

0.89

0.90

0.92

0.93
Number of Accumulation Units outstanding at end of period

10,571.44

15,356.64

12,390.53

26,271.06

1,177.80

5,184.26

2,940.80

4,666.32

FOREIGN EQUITY
A
O
U
Z
A*(2)
O*(5)
U*(12)
Z*(13)
Value at beginning of period
$ 10.30
$ 10.27
$ 10.26
$ 10.28
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 11.00
$ 10.99
$ 11.01
$ 11.06
$ 10.30
$ 10.27
$ 10.26
$ 10.28
Increase (decrease) in value of Accumulation Units

     0.70

    0.72

     0.75

     0.78

0.30

0.27

0.26

0.28
Number of Accumulation Units outstanding at end of period

9,442.18

12,679.40

10,789.35

9,174.83

2,788.66

1,670.77

2,190.94

1,192.47

SMALL-CAP AGGRESSIVE GROWTH
A
O
U
Z
A*(8)
O*(7)
U*(14)
Z*(7)
Value at beginning of period
$ 11.93
$ 11.95
$ 11.96
$ 11.98
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 15.40
$ 15.46
$ 15.52
$ 15.59
$ 11.93
$ 11.95
$ 11.96
$ 11.98
Increase (decrease) in value of Accumulation Units

    3.47

     3.51

     3.56

    3.61

1.93

1.95

1.96

1.98
Number of Accumulation Units outstanding at end of period

19,250.73

30,001.51

23,175.18

24,716.11

1,064.47

5,718.10

1,398.81

4,726.93

CORPORATE BOND
A
O
U
Z
A*(8)
O*(5)
U*(11)
Z*(6)
Value at beginning of period
$ 10.95
$ 11.03
$ 10.91
$ 11.06
$ 10.00
$ 10.00
$ 10.00
$ 10.00
Value at end of period
$ 11.99
$ 12.11
$ 12.01
$ 12.21
$ 10.95
$ 11.03
$ 10.91
$ 11.06
Increase (decrease) in value of Accumulation Units

     1.04

     1.08

     1.10

     1.15

0.95

1.03

0.91

1.06
Number of Accumulation Units outstanding at end of period

5,084.50

10,767.39

7,111.83

17,630.19

821.90

2,425.21

1,650.00

22,880.14





Investment Division
1996 By Category

SHORT-TERM
MATURITY BOND
A(16)
O(16)
U(16)
Z(16)
Value at beginning of period
$ 10.06
$ 10.07
$ 10.08
$ 10.09
Value at end of period
$ 10.34
$ 10.41
$ 10.45
$ 10.33
Increase (decrease) in value of Accumulation Units

     0.28

     0.34

     0.37

     0.24
Number of Accumulation Units outstanding at end of period

244.56

1,038.99

1,603.91

219.54

Current Accumulation Unit Values can be obtained by calling GWL&A toll free at 1-800-338-4015.




_______________
Mortality & Expense Charge    Account Balance
*    A =       .75%                   $0 - $9,999.99
     O =       .50%                   $10,000 - $24,999.99
     U =       .25%                   $25,000 - $49,999.99
     Z =       .00%                   $50,000 and greater

(1) The inception date for the Small-Cap Index A and Stock Index A Investment Divisions was June 20, 1995.
(2) The inception date for the Foreign Equity A Investment Division was June 23, 1995.
(3) The inception date for the Money Market A and Money Market Z Investment Divisions was July 5, 1995.
(4) The inception date for the Stock Index U, Small-Cap Value U, Value Index U, and U.S. Government Mortgage Securities U Investment Divisions was July 12, 1995.
(5) The inception date for the Foreign Equity O, Small-Cap Index O, Growth Index O, Stock Index O, Small-Cap Value O, Total Return O, Value Index O, U.S. Government Mortgage Securities O, Investment Grade Corporate Bond O and Corporate Bond O Investment Divisions was July 24, 1995.
(6) The inception date for the Growth Index Z, Investment Grade Corporate Bond Z, U.S. Government Mortgage Securities Z, and Corporate Bond Z Investment Divisions was July 26, 1995.
(7) The inception date for the Small-Cap Aggressive Growth Z, Small-Cap Value Z, Total Return Z, and Small-Cap Aggressive Growth O Investment Divisions was August 3, 1995.
(8) The inception date for the Small-Cap Index Z, Stock Index Z, Growth Index A, Small-Cap Aggressive Growth A, Small-Cap Value A, Total Return A, Value Index A, U.S. Government Mortgage Securities A, Investment Grade Corporate Bond A, and Corporate Bond A Investment Divisions was August 9, 1995.
(9) The inception date for the Small-Cap Index U, and the Growth Index U Investment Divisions was September 8, 1995.
(10)The inception date for the Value Index Z Investment Division was September 13, 1995.
(11)The inception date for the Total Return U, Investment Grade Corporate Bond U, and Corporate Bond U Investment Divisions was September 19, 1995.
(12)The inception date for the Foreign Equity U Investment Division was October 3, 1995.
(13)The inception date for the Foreign Equity Z Investment Division was October 4, 1995.
(14)The inception date for the Small-Cap Aggressive Growth Investment Division was November 17, 1995.
(15)The inception date for the Money Market O, and the Money Market U Investment Divisions was November 30, 1995.
(16)The inception date for the Short-Term Maturity Bond Investment Division was March 13, 1996. The unit values began July 31, 1995 at $10.00

PERFORMANCE RELATED INFORMATION

     From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information. For the "Inception Date" of a particular Investment Division see the "Total Return" tables below.


Investment Division
Yield
Effective Yield
Money Market a*
4.18%
4.27%
Money Market o*
4.43%
4.53%
Money Market u*
4.67%
4.78%
Money Market z*
4.92%
5.05%

Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 1996. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.

Average Annual Total Return

Investment Divisions a*
Date of Inception
1 Year ended 12/31/96
Since Inception
Foreign Equity
June 23, 1995
6.80%
5.82%
Small-Cap Index
June 20, 1995
14.45%
17.15%
Growth Index
August 9, 1995
21.19%
22.52%
Small-Cap Aggressive Growth
August 9, 1995
29.12%
27.61%
Stock Index
June 20, 1995
20.90%
22.69%
Small-Cap Value
August 9, 1995
17.07%
17.18%
Total Return
August 9, 1995
10.92%
11.96%
Value Index
August 9, 1995
19.74%
22.99%
U.S. Government Mortgage Securities
August 9, 1995
3.51%
6.37%
Investment Grade Corporate Bond
August 9, 1995
2.36%
5.75%
Corporate Bond
August 9, 1995
9.52%
13.78%
Short-Term Maturity Bond
April 1, 1996
N/A
3.80%


Investment Divisions o*
Date of Inception
1 Year ended 12/31/96
Since Inception
Foreign Equity
July 24, 1995
7.07%
4.49%
Small-Cap Index
July 24, 1995
14.73%
15.92%
Growth Index
July 24, 1995
21.49%
22.90%
Small-Cap Aggressive Growth
August 3, 1995
29.44%
28.78%
Stock Index
July 24, 1995
21.20%
22.80%
Small-Cap Value
July 24, 1995
17.36%
18.28%
Total Return
July 24, 1995
11.19%
12.46%
Value Index
July 24, 1995
20.04%
23.23%
U.S. Government Mortgage Securities
July 24, 1995
3.77%
6.55%
Investment Grade Corporate Bond
July 24, 1995
2.62%
5.94%
Corporate Bond
July 24, 1995
9.80%
13.92%
Short-Term Maturity Bond
March 13, 1996
N/A
4.15%






Investment Divisions u*
Date of Inception
1 Year ended 12/31/96
Since Inception
Foreign Equity
October 3, 1995
7.34%
8.09%
Small-Cap Index
September 8, 1995
15.02%
11.81%
Growth Index
September 8, 1995
21.80%
22.21%
Small-Cap Aggressive Growth
November 17, 1995
29.77%
32.90%
Stock Index
July 12, 1995
21.50%
21.88%
Small-Cap Value
July 12, 1995
17.65%
16.88%
Total Return
September 19, 1995
11.47%
11.01%
Value Index
July 12, 1995
20.34%
22.41%
U.S. Government Mortgage Securities
July 12, 1995
4.03%
5.67%
Investment Grade Corporate Bond
September 19, 1995
2.88%
5.01%
Corporate Bond
September 19, 1995
10.07%
12.57%
Short Term Maturity Bond
March 13, 1996
N/A
4.34%


Investment Divisions z*
Date of Inception
1 Year ended 12/31/96
Since Inception
Foreign Equity
October 13, 1995
7.61%
7.99%
Small-Cap Index
August 9, 1995
15.30%
15.25%
Growth Index
July 26, 1995
22.10%
22.51%
Small-Cap Aggressive Growth
August 3, 1995
30.09%
29.42%
Stock Index
August 9, 1995
21.81%
23.52%
Small-Cap Value
August 3, 1995
17.94%
18.84%
Total Return
August 3, 1995
11.75%
12.79%
Value Index
September 13, 1995
20.64%
21.94%
U.S. Government Mortgage Securities
July 26, 1995
4.29%
7.27%
Investment Grade Corporate Bond
July 26, 1995
3.14%
6.64%
Corporate Bond
July 26, 1995
10.35%
14.51%
Short Term Maturity Bond
August 16, 1996
N/A
2.53%





___________
Mortality & Expense Risk Charge              Account Balance
     a* =           0.75%                                  $0 -
$9,999.99
     o* =           0.50%                         $10,000 -
$24,999.99
     u* =           0.25%                         $25,000 -
$49,999.99
     z* =           0.00%                         $50,000 and
greater



   The Series Account may include total return in advertisements or other sales material regarding the Investment Grade Corporate Bond Investment Division, Stock Index Investment Division, U.S. Government Mortgage Securities Investment Division, Small-Cap Index Investment Division, Growth Index Investment Division, Value Index Investment Division, Total Return Investment Division, Small-Cap Value Investment Division, Foreign Equity Investment Division, Small-Cap Aggressive Growth Investment Division, Corporate Bond Investment Division and Short-Term Maturity Bond Investment Division. When the Series Account advertises the total return of one of these Investment Divisions, it will be calculated for one year, five years, and ten years or some other relevant period if the Investment Division has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating the total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period.

     For the Money Market Investment Division, "yield" refers to the income generated by an investment in the Money Market Investment Division over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield and effective yield calculations for the Money Market Investment Division includes all recurring charges under the Contract, and is lower than yield and effective yield for the Fund, which does not have comparable charges. Total return for the Investment Divisions include all charges under the Contract, and likewise, is lower than total return at the Fund level, which has no comparable charges.

        For more complete information on the method used to calculate yield, effective yields, and total return of the respective
Investment Divisions, see the "Statement of Additional
Information."

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY

     GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

     GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia and 49 states in the United States.

     GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company.
Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

     GWL&A has primary responsibility for the administration of the Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

   RETIREMENT PLAN SERIES ACCOUNT

     The Retirement Plan Series Account was established by GWL&A under Colorado law on January 25, 1994. The Retirement Plan Series Account has been registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

     The Series Account currently has 15 Investment Divisions available for allocation of Contributions. If, in the future, GWL&A determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to existing Contract Owners to the extent and on a basis to be determined by GWL&A. Each Investment Division invests in shares of the Fund allocable to one of the Portfolios, each having a specific investment objective.

     GWL&A does not guarantee the investment performance of the Series Account. The portion of the Contract Value attributable to the Series Account and the amount of variable annuity payments depend on the investment performance of the Fund. Thus, the Contract Owner bears the full investment risk for all Contributions allocated to the Series Account.

     The Series Account is administered and accounted for as part of the general business of GWL&A; but the income, capital gains, or capital losses of each Variable Sub-Account are credited to or charged against the assets held in that Variable Sub-Account in accordance with the terms of the Contracts, without regard to other income, capital gains or capital losses of any other Variable Sub-Account or arising out of any other business GWL&A may conduct.

Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of GWL&A.

   THE CONTRACTS

Purchase of Contracts

     Persons wishing to purchase a Contract must complete an application form to be forwarded to the GWL&A Administrative Offices for its acceptance. While there is no minimum initial contribution, the initial contribution must be an eligible rollover distribution (as defined by the Code) from a plan qualified under Code Section 401(k) or any other eligible rollover sources as described in the Code. The initial Contribution will be allocated after receipt at GWL&A's Administrative Offices within two business days, if the application form is complete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Contribution will be allocated within two business days of the application's completion. If an incomplete application cannot be completed within five business days after receipt by GWL&A, the initial contribution will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the purchase payment until the application is made complete. Upon acceptance, a Contract will be prepared, executed by duly authorized officers of GWL&A and forwarded to the Contract Owner. Subsequent Contributions will be allocated upon receipt by GWL&A at its Administrative Offices on the day received.

Amendment of Contracts

     GWL&A reserves the right to amend the Contract without the consent of any person to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. GWL&A will notify the Contract Owners of any such changes.

Ownership

     The Contract Owner has all rights under the Contract. Under law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries and are not chargeable with liabilities arising out of any other business that GWL&A may conduct.

ACCUMULATION  PERIOD

Allocation of Contributions

        Initial Contributions will be allocated after receipt at GWL&A's Administrative Offices within two business days if the application form is complete. If an incomplete application form is completed within five business days of GWL&A's receipt, the initial Contribution will be allocated within two calendar days of the application's completion. If an incomplete application cannot be completed within five business days after receipt by GWL&A, the initial contribution will be returned at once unless the prospective purchaser specifically consents to GWL&A retaining the purchase payment until the application is made complete. The initial contribution will be allocated to the Money Market Investment Division during the "free look" period (See "Return Privileges.") Upon expiration of the "free look" period amounts contributed previously will be allocated according to the Contract Owner's instructions on the application form. Subsequent contributions will be applied pursuant to the allocation instructions in the completed application and will be allocated upon receipt by GWL&A at its Administrative Offices on the day received. Contributions by a Contract Owner are allocated to the Series Account to accumulate on a variable basis. Allocation instructions may be changed at any time by filing the appropriate change form or through any other means deemed acceptable by GWL&A. Changes will be effective the later of (1) the date specified in the Request or (2) the date the Request is received and recorded by GWL&A at its Administrative Offices. GWL&A will allocate the Contributions based upon the instructions in the application form. A change of allocation instructions will be effective for Contributions which are received after GWL&A's receipt and recording of the change.

     Upon allocation to the appropriate Variable Sub-Account, the Contributions are converted into Accumulation Units. The number of Accumulation Units credited with respect to the initial Contribution is determined by dividing the amount allocated to each Variable Sub-Account by the value of an Accumulation Unit for that Variable Sub-Account on the day following GWL&A's receipt of the initial Contribution and GWL&A's acceptance of such Contribution. The number of Accumulation Units with respect to any additional Contribution is determined by dividing the amount allocated to the appropriate Variable Sub-Account by the value of an Accumulation Unit for that Sub-Account on the day the Contribution is accepted. Contributions received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next Valuation Date. The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Fund.

Valuation of Accumulation Units

     Accumulation Units for each Variable Sub-Account are valued separately, but the method used for valuing Accumulation Units in each Variable Sub-Account is the same. Initially, the value of each Accumulation Unit was set at $10.00. Thereafter, the value of an Accumulation Unit in any Variable Sub-Account on any Valuation Date equals the value of an Accumulation Unit in the Sub-Account as of the immediately preceding Valuation Date multiplied by the most current "Net Investment Factor" of that Variable Sub-Account. Accumulation Unit values are valued once each day that the Fund shares are valued.

     The Net Investment Factor for each Variable Sub-Account is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Fund shares held in the Variable Sub-Account determined as of the end of the current
Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net result of:

     (i) the net asset value per share of the Fund shares held in the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period, minus or plus

     (ii) the per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account for the immediately preceding Valuation Period; and

   (c) is an amount representing the Mortality and Expense Risk
Charge
deducted from each Variable Sub-Account on a daily basis. (See
"Charges and Deductions.")

     The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.
     The net asset value per share referred to in paragraphs (a)(i) and (b)(i) above, reflect the investment performance of the Fund as well as the payment of underlying mutual fund expenses. (See "Investments of the Series Account.")


Transfers Between Sub-Accounts

     All or a portion of the Contract Value held in any of the Sub-Accounts may be transferred at any time prior to the Annuity Commencement Date by Request to GWL&A's Administrative Offices. In order for telephone transfers to be accommodated, a Telephone Transfer Form must be on file with GWL&A. This form can be obtained at the time the Contract is signed, or at any time thereafter from the Administrative Offices of GWL&A. The Transfer request shall be made by the Contract Owner. A transfer will take effect on the later of the date designated in the request, or the date that the Transfer request is received by GWL&A at its Administrative Offices. Transfer requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. If a Transfer request is received by GWL&A within 30 days of the Annuity Commencement Date, GWL&A may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Guaranteed Sub-Accounts, as more fully described in the Contract.

     For Transfer Requests GWL&A will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by GWL&A to be genuine will be the responsibility of the Contract Owner, including losses arising from any errors in the communication of instructions. As a result, the Contract Owner will bear the risk of loss. If GWL&A does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, GWL&A may be liable for any losses due to unauthorized or fraudulent instructions.

Total and Partial Distribution

     The right to a total or partial distribution is subject to any limitations or restrictions contained in the Contract. A Request must be received by GWL&A's Administrative Offices at least 30 days prior to the Annuity Commencement Date. A request for partial distribution must also specify the Variable and/or Guaranteed Sub-Account(s) from which the partial distribution is to be made. If a request for a total or partial distribution is received less than 30 days prior to Annuity Commencement Date, GWL&A, at its option, may delay the Annuity Commencement Date for a period of up to 30 days. The amount available for a distribution in whole or in part is the current value of the Contract Value at the end of the Valuation Period for the "effective date" of the request. The "effective date" is the later of the date selected in the request or the date which the Request is received by GWL&A's Administrative Offices. Requests received after 4:00 p.m., EST/EDT, shall be deemed to have been received on the next following Valuation Date. The partial or total distribution will be made within seven days after GWL&A receives the Request. The payment may be postponed as permitted by the Investment Company Act of 1940. The amount payable upon a total distribution may be applied to an Annuity Option (see "Annuity Options,") instead of a lump-sum payment. There are additional conditions that apply to a partial or total distribution of the Contract Value from a Guaranteed Sub-Account, as more fully described in the Contract.

        There may be certain charges imposed upon a partial or total distribution prior the Annuity Commencement Date and there may be certain tax consequences.(See "Charges and Deductions" and "Federal Tax Consequences.")

Cessation of Contributions

     If, in the judgment of GWL&A, further Contributions or Transfers to certain or all of the Variable and Guaranteed
Sub-Accounts should become inappropriate, GWL&A may, upon 30 days written notice to the Contract Owner, direct that no future
Contributions or Transfers to such Sub-Account(s) be made.

     In the event that such written notice is given for any or all of the Sub-Accounts, Contributions and Transfers made to such Sub-Account(s) prior to the effective date of the notice (that date being called the "Date of Cessation") may be maintained in such Sub-Account(s). Allocation instructions must be changed to delete the affected Sub-Account(s). If no change of allocation instructions is received, GWL&A may return all affected Contributions or allocate such Contributions as designated in the written notice provided to the Contract Owner.

     In the event that a Date of Cessation is declared for all Sub-Accounts, no new Contributions will be accepted by GWL&A.

Death Benefit

     In the event of the death of the Contract Owner prior to his/her Annuity Commencement Date, a death benefit will be paid upon receipt of proof of the death of the Contract Owner. The death benefit is the Contract Value. The death benefit will be paid to the beneficiary designated by the Contract Owner.

     If the Contract Owner dies before distribution of his or her interest begins, distribution of the Contract Owner's entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death except to the extent that an election is made to receive distributions in accordance with (A) or (B) below:

(A) If the Contract Owner's interest is payable to a designated beneficiary, then the entire interest of the Contract Owner may be distributed over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing or before December 31 of the calendar year immediately following the calendar year in which the Contract Owner died.

   (B) If the sole designated beneficiary is the Contract Owner's surviving spouse, the date distributions are required to begin in accordance with (A) above shall not be earlier than the later of
(1) December 31 of the calendar year immediately following the calendar year in which the Contract Owner died or (2) December 31 of the calendar year in which the Contract Owner would have attained age 701/2 .

        If the designated beneficiary is the Contract Owner's surviving spouse, the spouse may treat the Contract as his or her own IRA. This election will be deemed to have been made if such surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

        Life expectancy is computed by use of the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations (the "Regulations.") For purposes of distributions beginning after the Contract Owner's death, unless otherwise elected by the surviving spouse by the time distributions are required to begin, life expectancies shall be recalculated annually. Such election shall be irrevocable by the surviving spouse and shall apply to all subsequent years. In the case of any other designated beneficiary, life expectancies shall be calculated using the attained age of such beneficiary during the calendar year in which distributions are required to begin pursuant to this section, and payments for any subsequent calendar year shall be calculated based on such life expectancy reduced by one for each calendar year which has elapsed since the calendar year life expectancy was first calculated.

     Distributions under this section are considered to have begun if distributions are made on account of the Contract Owner reaching his or her required beginning date or if prior to the required beginning date distributions irrevocably commence to the Contract Owner over a period permitted and in an annuity form acceptable under section 1.401(a)(9) of the Regulations.

     The Contract Owner may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

(1) if there is more than one primary surviving beneficiary, the Contract Value will be shared equally among them; (2) if any primary beneficiary dies before the Contract Owner, that beneficiary's interest will pass to any other named surviving primary beneficiary or Beneficiaries, to be shared equally; (3) if there is no surviving primary beneficiary, the Contract Value shall pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, shall be shared equally among them; (4) if no beneficiary survives the Contract Owner, the Contract Value shall pass to the Contract Owner's estate; or (5) if the designation of the beneficiary was not adequately made, the Contract Value shall pass to the Contract Owner's estate.

INVESTMENTS OF THE SERIES ACCOUNT



   The Series Account invests in shares of the Fund, an open-end management investment company registered with the Securities and Exchange Commission. Such registration does not involve supervision of the management of the Fund by the Securities and Exchange Commission. Shares of the Fund are also sold to the FutureFunds Series Account and Maxim Series Account, which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (k) Account of Metropolitan Life Insurance Company to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account of GWL&A to fund variable life insurance policies. Shares of the Fund are currently and may be sold to other separate accounts of GWL&A, its affiliates and other insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although any such disadvantages are not currently foreseen, whether to variable life insurance policyowners or the variable annuity contract owners, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto.

Such action could include the sale of the Fund shares by one or more of GWL&A's separate accounts which could have adverse consequences. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.

        The investment objectives of each Portfolio of the Fund available under the Contract are described beginning on page 2 of this prospectus. A more complete description of the Fund and the available Portfolios and their investment objectives can be found in the accompanying Fund prospectus which should be read together with this prospectus before investing. THERE IS NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. The Fund has additional portfolios which are not generally available for allocation of Contributions to the Series Account.

Investment Adviser

        The investment adviser (the "Investment Adviser") for the Fund is GW Capital Management Inc., 8515 East Orchard Road, Englewood, Colorado 80111. The Investment Adviser is registered with the Securities and Exchange Commission as an investment adviser. The Investment Adviser provides portfolio management and investment advice to the Fund and administers its other affairs subject to the supervision of the Fund's Board of Directors.

Sub-Advisers

     Ariel Capital Management Inc. ("Ariel") 307 N. Michigan Avenue, Chicago, Illinois 60601, is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

        Loomis, Sayles & Company, Inc. ("Loomis Sayles") located at One Financial Center, Boston, Massachusetts 02111, is the investment advisor of the Small-Cap Aggressive Growth, Foreign Equity and Corporate Bond Portfolios, respectively. Loomis Sayles is registered with the Securities and Exchange Commission as an investment adviser. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Loomis Sayles is responsible for the actual management of the Small-Cap Aggressive Growth, Foreign Equity and Corporate Bond Portfolios and for making decisions to buy, sell or hold any particular security.

Reinvestment and Redemption

     All dividend distributions of Maxim will be automatically reinvested in shares of Maxim at their net asset value on the date of distribution; all capital gains distributions of Maxim, if any, will likewise by reinvested at the net asset value on the record date. GWL&A will redeem Maxim shares at their net asset values to the extent necessary to make annuity or other payments under the Contract.

Substitution of Investments

     GWL&A reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from or substitutions for the investments held by the Series Account. In the future, GWL&A may establish additional Investment Divisions within the Series Account. These Investment Divisions will be established if, and when, in the sole discretion of GWL&A marketing needs and investment conditions warrant, and will be made available under existing Contracts to the extent and on a basis to be determined by GWL&A.

     If shares of any of the Portfolios of Maxim should no longer be available for investment, or if in the judgment of GWL&A's management further investment in any of the Portfolios' shares should become inappropriate in view of the objectives of the Contracts, then GWL&A may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future under the Contracts. No substitution of securities held by the Series Account may take place without prior approval of the Securities and Exchange Commission, and prior notice to the Contract Owners.

CHARGES AND DEDUCTIONS

   Contract Maintenance Charge

     GWL&A has primary responsibility for the administration of all Contracts and the Series Account. For Contract purchased after May 1, 1997, GWL&A will impose an annual contract maintenance charge in the amount of $30 if the Contract Value is not at least $5,000 on December 31 of the prior year. This charge will be assessed during the second quarter of the current year. If an Annuity Account is established after the assessment date, the charge will be deducted on the first day of the next quarter and will be pro-rated for the remaining portion of the year. No refund of this charge will be made.

No Sales Charge

     GWL&A will impose no sales charge.

Administrative Surrender Fee

     A $50 charge will be imposed for any Contract surrendered in whole during the first 12 months after issue, excluding the "free look" period and a $25 charge will be imposed for any Contract surrendered in part during the first 12 months after issue. This charge reflects the actual expenses associated with the surrenders GWL&A expects to incur and may not be increased.

Deductions for Premium Taxes

     The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislature, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

        GWL&A presently makes no deduction from Contributions for Premium Taxes; however, it reserves the right to make such deductions from the Contract Value upon the annuity date.

Deductions for Assumption of Mortality and Expense Risks

        GWL&A deducts from the daily net accumulation unit value of the Series Account an amount, computed daily, which is equal to an annual rate as described below.

     The level of the mortality and expense risk charge applicable to the Contract during the first calendar year will be based upon the initial account balance of the Contract, in accordance with the schedule set forth below. The level of the mortality and expense risk charge applicable in subsequent calendar years will be based upon the account balance as of December 31 of the previous calendar year, in accordance with such schedule. The following table sets forth the level of the mortality and expense risk charges that will apply to a Contract:


M & E Charge
Account Balance
0.75%
From $0 - 9,999.99
0.50%
From $10,000 - $24,999.99
0.25%
From $25,000 - $49,999.99
0.00%
From $50,000 and greater

   Because the mortality and expense risk charge is determined based on the December 31 account balance of the previous calendar year, Contract Owners may wish to monitor their account balances closely to ensure timely contributions are made to the extent possible to reduce the mortality and expense risk charge that will be applicable in the ensuing year. Each level of this charge is guaranteed and will not be increased.

     GWL&A's assumption of mortality risk guarantees that the annuity payments made to the beneficiary or other payee will not be affected by the mortality experience (life span) of persons receiving such payment or of the general population. GWL&A assumes this "mortality risk" by virtue of the fact that annuity rates in effect at the time that any Contributions are made cannot be changed.

     GWL&A also assumes the risk that the actual administrative expenses in connection with the Contracts will exceed the anticipated administrative expenses. The administrative services which GWL&A provides include: processing of applications for issuance of the Contracts and establishing individual Contract Owner records; purchase and redemption of the underlying mutual fund shares as required; maintenance of records; administration of annuity payments; accounting and valuation services; and regulatory and reporting services.

     If the deduction for mortality and expense risks is insufficient to cover actual costs and assumed risks, the loss will fall on GWL&A. Conversely, if the deduction proves more than sufficient, any excess will be added to the GWL&A surplus.

        There are also fees and expenses associated with the underlying mutual fund (See "Fee Table.")


PERIODIC PAYMENT OPTIONS

     GWL&A offers two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available for any Contract Owners but with respect to the EMO, Contract Owners must be at least age 701/2.

     Since EMO and FPO are not Annuity options, the Contract remains in the Accumulation Period and retains all rights and flexibility described in this prospectus. The value of the Accumulation Units canceled will be withdrawn in the same order that the contributions were applied to the Contract and on a pro rata basis; i.e., proportioned across the Investment Divisions to which a Contract Owner has allocated his/her Contributions.

     Distributions from a periodic payment option prior to age
591/2 may be subject to an early withdrawal penalty imposed by the Code. Distributions after age 591/2 will be subject to no penalties as long as payments are substantially level and are paid over a period of not less than five (5) years.

     All payments made to an Contract Owner upon the Contract
Owner's attainment of age 701/2 from any periodic payment option must comply with the Code's minimum distribution regulations.

     GWL&A reserves the right to discontinue the availability of these distribution options and to change the terms for future elections.

        Once elected, the applicable option(s) may be revoked by the
Contract Owner at any time, by submitting a Request to the Company's Administrative Office. Any revocation will apply only to the amounts not yet paid. Once EMO or FPO is revoked, it may not be elected again.

     If any periodic payment will be less than $100, GWL&A may make the payments in the most frequent interval which produces a payment of at least $100.

     FPO is different from EMO in the following ways: (1) FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during the Contract Owner's lifetime, and (2) generally, FPO payments will be higher than expected EMO payments. Contract Owners should carefully assess their future income needs when considering the election of these distribution options.

1.  Estate Maximizer Option ("EMO")

        GWL&A will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The Contract Owner specifies the initial distribution date. Subsequent distributions will be made on the 15th of any month or such other date GWL&A may designate or allow. The annual distribution is determined by dividing the Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the Contract Owner's spouse and will be redetermined for each calendar year's distribution. The Contract Value to be used in this calculation is the Contract Value on the December 31st prior to the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

2.  Flexible Payment Option ("FPO")

     FPO payments are available on a monthly, quarterly, semiannual or annual basis. The Contract Owner specifies the initial distribution date. Subsequent distributions will be made on the 15th of any month or such other date the Company may designate or allow.

     One of two methods of distribution may be elected for payments from Variable Sub-Accounts:

     (a) Specified Payment - payments of a designated dollar amount. The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Code and applicable regulations. The Contract Value on December 31st prior to the year for which the payment is being made will be used in this calculation. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero or the Contract Value is zero.

     (b)  Specified Period - payments for a designated time period.

The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Code and applicable regulations. Each annual distribution is determined by dividing the Contract Value by the number of years remaining in the elected period. The Contract Value on December 31st prior to the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three (3) years, but not greater than the Annuitant's life expectancy factor. Payments will cease on the earlier of the date the amount elected to be paid under the option selected has been reduced to zero or the Contract Value is zero.

For purposes of determination of amount to distributed under each of the referenced distribution methods, life expectancy will be recalculated annually based on Code section 401(a)(9) or applicable regulations.

ANNUITY OPTIONS

     An Annuity Commencement Date and the form of annuity payments ("Annuity Options") may be elected at any time during the Accumulation Period. The elections are made by the Contract Owner.

The Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 701/2 without regard to the actual retirement date or termination of employment date. It is the responsibility of the Contract Owner to file the necessary Request with GWL&A.

     The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

     The Contract provides for the Annuity Options described below, as well as such other Annuity Options as GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Options are payable on a variable, fixed or combination basis.
More than one Annuity Option may be elected. If no Annuity Option is elected, the Contract automatically provides for a variable life annuity (with respect to the variable portion of the Contract) and/or a fixed life annuity (with respect to the fixed portion of the Contract) with 120 monthly payments guaranteed.

     The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1:  Life Annuity

     This option provides an annuity payable monthly during the lifetime of the annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2:  Life Annuity with Payments Guaranteed for Designated
Periods

     This option provides an annuity payable monthly for the guaranteed period elected or the lifetime of the annuitant, whichever is longer, with the guarantee that if, at the death of the annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed dollar payment basis.

Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

     This option provides an annuity payable during the joint lifetime of the annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

     Under this option, the amount of the periodic benefit is selected, which amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

Option No. 5: Income for Specified Period (available only as fixed dollar payments)

     Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months nor more than 240 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Installment Refund Period (available only as fixed dollar payments)

     Under this payment option, monthly payments for the life of the annuitant will be made or until the sum of the payments made equals the amount applied, whichever is greater.

Variable Annuity Payments

     Variable annuity payments will be determined on the basis of:
(i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Contract which reflect the age of the Contract Owner; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying mutual fund. The Contract Owner receives the value of a fixed number of Annuity Units each month.

     At the Annuity Commencement Date, the number of Annuity Units for each Variable Sub-Account on which variable annuity payments are based is established. The number of Annuity Units to be credited is determined by dividing the amount of the first monthly payment by the value of an Annuity Unit as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying mutual fund.

     The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract valued as of the fifth Valuation Period prior to the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 2.5% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to the age of the Contract Owner at his/her Annuity Commencement Date.

        The 2.5% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 2.5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 2.5%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

     The amount of the second and subsequent payments is determined by multiplying the credited fixed number of Annuity Units by the appropriate Annuity Unit value for the fifth Valuation Period preceding the date that payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

     (a) the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

     (b) a factor of .999932 to neutralize the assumed investment return of 2.5% per year used in the annuity table.

        The value of each Variable Sub-Account's Annuity Unit is set initially at $10.00.

     The value of the Annuity Units is determined as of a Valuation Period five (5) days' prior to the payment in order to permit calculation of amount of annuity payments and mailing of checks in advance of their due date.

Fixed Annuity Payments

     The guaranteed level of fixed annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Contract which reflects the age of the Contract Owner; and
(iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Contract Owner's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

     If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the variable annuity option elected and the Guaranteed Account Value to the fixed annuity option.

Proof of Age and Survival

     GWL&A may require proof of age and survival of any payee upon whose age or survival payments depend.

Frequency and Amount of Annuity Payments

     Variable annuity payments will be paid as monthly installments; fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 GWL&A may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.00.

FEDERAL TAX CONSEQUENCES

Introduction

        The ultimate effect of Federal income taxes on the Contract Value, on annuity payments and on the economic benefit to the Contract Owner, beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided.
FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

   Taxation of GWL&A

     GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Code. The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. GWL&A is taxed as a life insurance company as described below. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from the Contract Owner's account balance for taxes, if any, imposed with respect to such items in the future.

   Individual Retirement Annuities (IRAs)

     In general, set forth below are some comments concerning the federal income taxation of individual retirement annuities (IRAs) under Sections 72 and 408 of the Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. The Contract Owner and beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

     To qualify as an IRA under Section 408 of the Code, the Annuitant must at all times be the owner of the Contract. The entire interest of the Contract Owner is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Code. The Contract Owner may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If the Contract Owner borrows money under the Contract, including a policy loan, or pledges any portion of the Contract as security for a loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in the Contract Owner's gross income for the year.

     Generally a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until distribution occurs. Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, since the initial contribution to this IRA was entirely from pre-tax contributions to a qualified plan, the entire amount distributed generally will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.

Rollovers

     Generally, a Contract Owner of an IRA may receive a distribution of any amount from the IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA. Only one rollover from a particular IRA to any other IRA may be made in any one-year period.

Certain other restrictions apply.

     A Contract Owner may receive a distribution from an IRA and within 60 days roll it over into a qualified plan only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Section 408(d)(3)(A)(ii). If the Contract Owner ever mixes a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.

Required Beginning Date/Minimum Distribution Requirements

     The Contract Owner's entire interest in the contract typically must be distributed, or begin to be distributed, by April 1 following the calendar year in which the Contract Owner reaches age 701/2. Required distributions must be made over a period not exceeding the life expectancy of the Contract Owner or the joint lives of the Contract Owner and his/her designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements, of Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the Contract Owner under Section 4974.
Penalty Taxes

     Distributions made before the Contract Owner attains age 591/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, under Code Section 72(t) the penalty tax will not apply to distributions: (i) made to a beneficiary or the Contract Owner's estate on or after the death of the Contract Owner; (ii) attributable to the Contract Owner's being disabled within the meaning of code Section 72(m)(7); or (iii) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Contract Owner or the joint lives or life expectancies of the Contract Owner and his/her designated beneficiary.

     If the penalty tax does not apply to a distribution as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), (a) before the close of the period which is 5 years from the date of the first payment and after the employee attains age 591/2 , or (b) before the employee attains age 591/2 , the tax for the first year when the modification occurs will be increased by an amount (determined by Treasury Department regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period.

Distributions on Death of Contract Owner

     Distributions made to a beneficiary upon the Contract Owner's death must be made pursuant to the rules contained in Section 401(a)(9) of the Code. Generally, if the Contract Owner dies while receiving annuity payments or other required minimum distribution, but before the entire interest in the annuity has been distributed, the remainder of his interest must generally be distributed to the beneficiary at least as rapidly as under the method in effect as of the Contract Owner's date of death.

     If the Contract Owner dies before payments have begun, his entire interest must generally be distributed in full on or before December 31 of the calendar year that contains the fifth anniversary of the date of the Contract Owner's death, unless the Contract Owner has named an individual beneficiary. If an individual other than the surviving spouse has been designated as beneficiary, payments may be made over the life of that individual or over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death. If the beneficiary is the Contract Owner's spouse, distributions are not required to begin until the date the Contract Owner would have attained age 70 1/2 . If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Contract Owner.

     A surviving spouse, who is the Contract Owner's beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to the deceased Contract Owner or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on the Contract Owner's death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions

     Taxable distributions from an IRA are subject to income tax withholding; if the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages; in the case of any other kind of distribution, a flat 10% is withheld, unless the recipient elects not to have the tax withheld.

VOTING RIGHTS

     GWL&A will vote the shares held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of Maxim. The Investment Company Act of 1940 (the "1940 Act") and the regulations thereunder, as presently interpreted, require that the shares of the applicable underlying mutual fund be voted in accordance with instructions received from persons having voting interests in the Variable Sub-Accounts and, accordingly, GWL&A will do so. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result GWL&A determined that it is permitted to vote the shares at its own discretion, it may elect to do so.


     Prior to the Annuity Commencement Date, the Contract Owner has the voting interest in the Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

     The number of votes which a person has the right to cast will be determined by applying his/her percentage interest in a Variable Sub-Account to the total number of votes attributable to the Sub-Account. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to a Contract will decrease as the assets held to fund the annuity payments decrease.

     Voting rights held in respect of a Variable Sub-Account of this Series Account as to which no timely instructions are received and shares that are not otherwise attributable to persons having voting interests in the Variable Sub-Accounts of this Series Account, will be voted by GWL&A in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account of this Series Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

     Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying mutual fund.

DISTRIBUTION OF THE CONTRACTS

        One Orchard, 8515 East Orchard Road, Englewood, Colorado
80111
is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Applications for the Contracts will be solicited by duly-licensed insurance agents of GWL&A who are registered with One Orchard.

     No commissions will be paid to any person for the sale of Contracts.


   RETURN PRIVILEGES

     Within 10 days (20 days in Idaho and North Dakota) after the Contract is first received, it may be canceled for any reason by delivering or mailing it together with a written request to cancel to GWL&A's Administrative Offices. Upon cancellation, GWL&A will pay the Contract Owner the initial purchase payment. No administrative termination fee will be deducted.

STATE  REGULATION

     As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance.

     GWL&A's books and accounts are subject to review and examination by the Colorado Division of Insurance at all times and a full examination of its operations is conducted by the National
Association of Insurance Commissioners ("NAIC") at least once every three years.

REPORTS

        As presently required by the 1940 Act and regulations promulgated thereunder, all Contract Owners will be furnished, semi-annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. In addition, all Contract Owners will be furnished not less frequently than annually a statement of the Contract Value established in his/her name.

LEGAL  PROCEEDINGS

     The Series Account is not engaged in any litigation. GWL&A is not involved in any litigation which would have material adverse effect on the ability of GWL&A to perform its contract with the Series Account.


LEGAL  MATTERS

     The organization of GWL&A, its authority to issue variable annuity contracts and the validity of the Contracts have been passed upon by R.B. Lurie, Vice-President, Counsel and Associate Secretary of GWL&A. Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Berenson & Johnson, LLP.

REGISTRATION  STATEMENT

        A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

STATEMENT  OF ADDITIONAL INFORMATION

        The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional
Information is set forth below:

     1.  Custodian and Independent Auditors
     2.  Underwriter
     3.  Calculation of Performance Data
     4.  Financial Statements

     Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8515 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at
(800) 338-4015.
1 The annual contract fee ("Contract Maintenance Charge") will not be imposed if the Contract Owner maintains a Contract Value of at least $5,000, as determined by the Contract Value as of December 31, of the prior year and assessed during the second quarter of the current calendar year. The Contract Maintenance Charge will only be imposed on contracts purchased after May 1, 1997.

PART B

STATEMENT OF ADDITIONAL INFORMATION







MAXIM SERIES ACCOUNT

Individual Flexible Premium Variable Annuity Contracts


issued by


Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Englewood, Colorado 80111
Telephone:     (800) 468-8661 (Outside Colorado)
     (800) 547-4957 (Colorado)





STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1997, which is available without charge by contacting Great-West
Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





   May 1, 1997




TABLE OF CONTENTS


     Page

CUSTODIAN AND INDEPENDENT AUDITOR  B-3
UNDERWRITER    B-3
CALCULATION OF PERFORMANCE DATA    B-3
FINANCIAL STATEMENTS     B-5




CUSTODIAN AND INDEPENDENT AUDITORS

     A.   Custodian

          The assets of Maxim Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $30 million (Canadian), which covers all officers and employees of GWL&A.

     B.   Independent Auditors

          The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.



             The statements of assets and liabilities of Maxim
Series
Account as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net asset for each of the two years then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1996, 1995 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information have been audited by Deloitte
& Touche LLP, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

        The offering of the Contracts is made on a continuous basis by
BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. Previously, the Contracts were offered through Great-West an affiliate of GWL&A. No payments were made to Great-West for the years 1992 through 1996 and no payments were made to BCE in 1996.

     CALCULATION OF PERFORMANCE DATA

A.   Yield and Effective Yield Quotations for the Money Market
Investment Division

        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.
        The effective yield quotation for the Money Market
Investment
Division set forth in the Prospectus is for the seven-day period ended December 31, 1996 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.


     For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Administrative Charges, Risk Charges and Premium Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts.
Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

        The total return quotations for all Investment Divisions, other than the Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1996. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)n = ERV

     Where:    P =       a hypothetical initial payment of $1,000

               T =       average annual total return

               N =       number of years

               ERV =     ending redeemable value of a hypothetical
$1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.



     FINANCIAL STATEMENTS

     The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements for the Years
Ended December 31, 1996 and 1995
and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of
   Retirement Plan Series Account of
   Great-West Life & Annuity Insurance Company:


We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company at December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 7, 1997

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
Investments in affiliated underlying funds:

Shares
Cost
Value

  Maxim Series Fund, Inc. - Corporate Bond
412,894
$475,262
$479,692
  Maxim Series Fund, Inc. - Foreign Equity
438,024
446,342
463,408
  Maxim Series Fund, Inc. - Growth Index
1,546,764
2,224,627
2,297,317
  Maxim Series Fund, Inc. - Investment Grade Corporate Bond
222,335
284,415
284,007
  Maxim Series Fund, Inc. - Money Market
1,038,148
1,038,851
1,038,851
  Maxim Series Fund, Inc. - Short-Term Maturity Bond
32,114
32,355
32,322
  Maxim Series Fund, Inc. - Small-Cap Aggressive Growth
1,065,023
1,415,464
1,493,990
  Maxim Series Fund, Inc. - Small-Cap Index
859,615
1,051,140
1,063,321
  Maxim Series Fund, Inc. - Small-Cap Value
345,737
378,419
431,486
  Maxim Series Fund, Inc. - Stock Index
1,475,333
3,073,932
3,489,127
  Maxim Series Fund, Inc. - Total Return
584,098
778,765
783,375
  Maxim Series Fund, Inc. - U.S. Government Mortgage Securities
377,093
435,818
434,380
  Maxim Series Fund, Inc. - Value Index
1,213,421
1,607,370
1,764,039
Total investments

$13,242,760
$14,055,315
Other assets and liabilities:
   Premium due and accrued


106,582
   Due to Great-West Life & Annuity Insurance Company


(3,245)
NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)


$14,158,652

See notes to financial statements.

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Bond Fund III Investment Division
International Fund II Investment Division
Aggressive Growth Fund IV Investment Division
Bond Fund II Investment Division
Short-Term Fund II Investment Division
Bond Fund V Investment Division (E)
Aggressive Growth Fund V Investment Division

INVESTMENT INCOME
$36,938
$1,195
$217,265
$13,692
$41,160
$1,062
$102,474
EXPENSES - mortality and

  expense risks by category:
  A
264
469
1,306
189
435
10
845
  O
265
380
1,526
182
470
30
986
  U
125
162
918
70
307
21
381
  Z







NET INVESTMENT INCOME
36,284
184
213,515
13,251
39,948
1,001
100,262
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments
532
529
13,792
134

(8)
995
  Net change in unrealized appreciation
    (depreciation) on investments
1,107

15,421
59,519
(1,914)

(33)
81,392
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
1,639
15,950
73,311
(1,780)
0
(41)
82,387
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
$37,923
$16,134
$286,826
$11,471
$39,948
$960
$182,649

(E) The investment division commenced operations on March 13, 1996.

See notes to financial statements.

[Continued]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

Aggressive Growth Fund III Investment Division
Growth Fund IV Investment Division
Growth Fund II Investment Division
Growth & Income Fund I Investment Division
Bond Fund I Investment Division
Growth & Income Fund III Investment Division
Total Retirement Plan

INVESTMENT INCOME
$84,719
$2,372
$53,184
$54,879
$21,563
$71,140
$701,643
EXPENSES - mortality and

  expense risks by category:
  A
655
220
1,636
532
243
813
7,617
  O
741
279
1,825
651
393
1,081
8,809
  U
373
230
1,191
242
159
742
4,921
  Z







NET INVESTMENT INCOME
82,950
1,643
48,532
53,454
20,768
68,504
680,296
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments
536
166
7,453
502
(387)
3,962
28,206
  Net change in unrealized appreciation
    (depreciation) on investments
10,260

52,815
383,100
5,154
(3,253)
144,470
748,038
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
10,796
52,981
390,553
5,656
(3,640)
148,432
776,244
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
$93,746
$54,624
$439,085
$59,110
$17,128
$216,936
$1,456,540

See notes to financial statements.

[Concluded]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

Bond Fund III Investment Division (C)
  1996
  1995
International Fund II Investment Division
  1996
  1995
Aggressive Growth Fund IV Investment Division (C)
  1996
  1995

FROM OPERATIONS:
  Net investment income (loss)
$36,284
$9,914
$184
$(27)
$213,515
$4,728
  Net realized gain (loss) on investments

532
4
529
(33)
13,792
543
  Net change in unrealized appreciation
    (depreciation) in investments
1,107
3,321
15,421
1,645
59,519
13,171
      Increase in net assets
      derived from operations
37,923
13,239
16,134
1,585
286,826
18,442
FROM UNIT TRANSACTIONS: (by category)
  Purchase payments:
  A
50,877
8,659
87,026
31,067
356,156
38,071
  O
103,463
26,054
128,370
16,858
337,592
115,047
  U
80,174
17,491
102,657
22,036
400,584
106,432
  Z
99,286
242,784
74,578
11,933
528,402
249,766
  Redemptions:
  A
(1,024)

(12,782)
(2,857)
(95,553)
(865)
  O
(5,690)

(10,276)

(26,031)

  U
(9,197)
(322)


(29,231)

  Z
(61,862)
(1,077)


(67,744)

  Net transfers from (to) other annuity contracts:
  A
(2,237)

(2,760)

135

  O




15,689

  U
(9,688)

(10,568)

1,949

  Z
(96,878)

10,572

111,110
(29,350)
    Increase in net assets
      derived from unit transactions
147,224
293,589
366,817
79,037
1,533,058
479,101
INCREASE IN NET ASSETS
185,147
306,828
382,951
80,622
1,819,884
497,543
NET ASSETS
  Beginning of period
306,828

80,622

497,543

  End of period
$491,975
$306,828
$463,573
$80,622
$2,317,427
$497,543

(C) The investment division commenced operations on July 24, 1995.

See notes to financial statements.

[Continued]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

Bond Fund II Investment Division (C)
  1996
  1995
Short-Term II Investment Division (A)
  1996
  1995
Bond Fund V Investment Division (E)
  1996

FROM OPERATIONS:
  Net investment income (loss)
$13,251
$1,907
$39,948
$10,961
$1,001
  Net realized gain (loss) on investments
134
28


(8)
  Net change in unrealized appreciation
    (depreciation) in investments
(1,914)
1,506


(33)
      Increase in net assets
      derived from operations
11,471
3,441
39,948
10,961
960
FROM UNIT TRANSACTIONS: (by category)
  Purchase payments:
  A
37,298
7,720
99,328
24,206
2,455
  O
53,768
13,484
153,218
9,252
15,941
  U
35,822
25,929
200,154
14,436
16,276
  Z
103,669
76,149
237,273
442,787
2,211
  Redemptions:
  A
(801)

(25,435)


  O
(5,477)

(21,462)

(5,467)
  U
(15,096)
(322)
(96,163)


  Z


(115,280)
(21,273)

  Net transfers from (to) other annuity contracts:
  A
(2,533)

(51)


  O


(17,741)


  U
(20,932)

43,314


  Z
(35,819)

31,313
29,434

    Increase in net assets
       derived from unit transactions
149,899
122,960
488,468

498,842
31,416
INCREASE IN NET ASSETS
161,370
126,401
528,416
509,803
32,376
NET ASSETS
  Beginning of period
126,401

509,803


  End of period
$287,771
$126,401
$1,038,219
$509,803
$32,376

(A) The Investment Division commenced operations on July 5, 1995.

(C) The Investment Division commenced operations on July 24, 1995.

(E) The Investment Division commenced operations on March 13, 1996. See notes to financial statements.

[Continued]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

Aggressive Growth Fund V Investment Division (D)
  1996
  1995
Aggressive Growth Fund III Investment Division
  1996
  1995
Growth Fund IV Investment Division (B)
  1996
  1995
FROM OPERATIONS:
  Net investment income (loss)
$100,262
$12,454
$82,950
$6,835
$1,643
$5,864
  Net realized gain (loss) on investments
995
766
536
685
166

  Net change in unrealized appreciation
    (depreciation) in investments
81,392
(2,865)
10,260
1,921
52,815
252
      Increase in net assets
      derived from operations
182,649
10,355
93,746
9,441
54,624
6,116
FROM UNIT TRANSACTIONS: (by category)
  Purchase payments:
  A
262,233
13,813
154,945
31,319
52,930
8,133
  O
383,608
66,146
181,447
67,527
71,708
14,145
  U
272,988
16,272
252,684
38,383
86,945
57,348
  Z
245,674
73,099
178,104
183,954
62,559
28,804
  Redemptions:
  A
(13,962)
(1,699)
(14,191)
(6,016)
(3,953)

  O
(13,077)
(1,673)
(26,595)
(830)
(5,072)

  U
(9,990)

(20,168)
(471)
(3,632)

  Z
(9,085)
(21,950)
(10,130)
(21,776)
(3,004)

  Net transfers from (to) other annuity contracts:
  A
2,320





  O
(22,733)

(11,339)

5,642

  U
39,622

(8,248)



  Z
30,645






    Increase in net assets
       derived from unit transactions
1,168,243
144,008
676,509
292,090
264,123
108,430
INCREASE IN NET ASSETS
1,350,892
154,363
770,255
301,531
318,747
114,546
NET ASSETS
  Beginning of period
154,363

301,531

114,546

  End of period
$1,505,255
$154,363
$1,071,786
$301,531
$433,293
$114,546

(B) The investment division commenced operations on July 12, 1995.

(D) The investment division commenced operations on August 3, 1995.

See notes to financial statements.

[Continued]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

Growth Fund II Investment Division
  1996
  1995
Growth & Income Fund I Investment Division (C)
  1996
  1995
Bond Fund I Investment Division (B)

FROM OPERATIONS:
  Net investment income (loss)
$48,532
$12,203
$53,454
$4,489
$20,768
$3,445
  Net realized gain (loss) on investments
7,453
284
502
2
(387)
4
  Net change in unrealized appreciation
      (depreciation) in investments
383,100
32,095
5,154
(544)
(3,253)
1,815
      Increase in net assets
      derived from operations
439,085
44,582
59,110
3,947
17,128
5,264
FROM UNIT TRANSACTIONS: (by category)
  Purchase payments:
  A
357,620
45,210
121,497
12,486
55,025
7,565
  O
494,735
130,516
115,481
55,013
64,109
63,033
  U
455,854
207,611
137,409
31,635

102,340
16,799
  Z
900,190
632,102
243,139
49,715
119,305
74,595
  Redemptions:
  A
(17,480)

(14,452)

(7,470)

  O
(21,037)

(909)

(30,444)
(3,000)
  U
(12,100)
(640)
(6,867)
(316)
(18,028)
(321)
  Z
(87,684)
(22,725)
(7,955)

(4,855)

  Net transfers from (to) other annuity contracts:
  A
129





  O
(2,328)

252

(2,517)

  U
(41,760)

(22,729)

(22,634)

  Z
8,300

10,435



    Increase in net assets
       derived from unit transactions
2,034,439
992,074
575,301
148,533
254,831
158,671
INCREASE IN NET ASSETS
2,473,524
1,036,656
634,411
152,480
271,959
163,935
NET ASSETS
  Beginning of period
1,036,656

152,480

163,935

  End of period
$3,510,180
$1,036,656
$786,891
$152,480
$435,894
$163,935

(B) The investment division commenced operations on July 12, 1995.

(C) The investment division commenced operations on July 24, 1995.

See notes to financial statements.

[Continued]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1996 AND 1995

Growth & Income Fund III Investment Division (B)
  1996
  1995
Total Retirement Plan
  1996
  1995
FROM OPERATIONS:
  Net investment income (loss)
$68,504
$9,714
$680,296
$82,487
  Net realized gain (loss) on investments
3,962
335
28,206
2,618
  Net change in unrealized appreciation
    (depreciation) in investments
144,470
12,199
748,038
64,516
      Increase in net assets
      derived from operations
216,936
22,248
1,456,540
149,621
FROM UNIT TRANSACTIONS: (by category)
  Purchase payments:
  A
192,893
21,043
1,830,283
249,292
  O
325,707
82,281
2,429,147
659,356
  U
326,828
132,683
2,470,715
687,055
  Z
342,275
222,207
3,136,665
2,287,895

  Redemptions:
  A
(8,550)
(2,537)
(215,653)
(13,974)
  O
(12,590)

(184,127)
(5,503)
  U
(29,696)
(639)
(250,168)
(3,031)
  Z
(16,802)
(22,890)
(384,401)
(111,691)
  Net transfers from (to) other annuity contracts:
  A
4,997



  O
5,476

(29,599)

  U
(45,082)

(96,756)

  Z
27,224

96,902
84
    Increase in net assets
       derived from unit transactions
1,112,680
432,148
8,803,008
3,749,483
INCREASE IN NET ASSETS
1,329,616
454,396
10,259,548
3,899,104
NET ASSETS

  Beginning of period
454,396

3,899,104

  End of period
$1,784,012
$454,396
$14,158,652
$3,899,104

(B) The investment division commenced operations on July 12, 1995.

See notes to financial statements.

          [Concluded]

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996 AND 1995


1.   HISTORY OF THE SERIES ACCOUNT

The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

The Series Account has various investment divisions (the Funds) which invest in shares of open-end management investment companies as follows:

Retirement Plan Series Investment Division
Underlying Fund Investment

Aggressive Growth Fund III
Maxim Series Fund, Inc. - Small-Cap Index

Aggressive Growth Fund IV
Maxim Series Fund, Inc. - Growth Index

Aggressive Growth Fund V
Maxim Series Fund, Inc. - Small-Cap Aggressive Growth

Bond Fund I
Maxim Series Fund, Inc. - U.S. Government Mortgage Securities

Bond Fund II
Maxim Series Fund, Inc. - Investment Grade Corporate Bond

Bond Fund III
Maxim Series Fund, Inc. - Corporate Bond

Bond Fund V
Maxim Series Fund, Inc. - Short-Term Maturity Bond

Growth Fund II
Maxim Series Fund, Inc. - Stock Index

Growth Fund IV
Maxim Series Fund, Inc. - Small-Cap Value

Growth & Income Fund I
Maxim Series Fund, Inc. - Total Return

Growth & Income Fund III
Maxim Series Fund, Inc. - Value Index

International Fund II
Maxim Series Fund, Inc. - Foreign Equity

Short Term Fund II
Maxim Series Fund, Inc. - Money Market

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Series Account which are in accordance with the accounting principles generally accepted in the investment company industry:

Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

The cost of investments represents shares of the underlying funds which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.


Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.   CHARGES UNDER THE CONTRACT

Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A),
 .50% (category O), .25% (category U), and .00% (category Z), depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

4.   RELATED PARTY SERVICES

The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. through October 31, 1996. Effective November 1, 1996 a wholly-owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the Funds to compensate GW Capital Management, Inc. for investment advisory services.

5.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL

The following is a summary of the net assets applicable to outstanding units of capital, depending on the variable asset charge, at December 31, 1996 for each investment division:

Net Assets Applicable to Outstanding Units of Capital:

Units
Unit Price
Total Variable Annuity Contract Liabilities

Bond  Fund III
     Category A

5,084.504
11.991878
60,973
     Category O
10,767.391
12.110117
130,394
     Category U
7,111.831
12.010848
85,419
     Category Z
17,630.188
12.205696
215,189
International Fund II
     Category A
9,442.184
11.003489
103,897
     Category O
12,679.396
10.992290
139,376
     Category U
10,789.345
11.014751
118,842
     Category Z
9,174.827
11.058353
101,458
Aggressive Growth Fund IV
     Category A
23,490.027
14.166031
332,760
     Category O
35,100.601
14.222070
499,203
     Category U
38,890.979
14.278606
555,309
     Category Z
64,886.391
14.335079
930,155

(Continued)

5.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF
CAPITAL (Continued)

Units
Unit Price
Total Variable Annuity Contracts Liabilities

Bond Fund II
     Category A
4,019.391
10.722887
43,099
     Category O
5,887.407
10.822869
63,719
     Category U
2,497.983
10.754096
26,864
     Category Z
14,123.278
10.910280
154,089
Short-Term Fund II
     Category A
9,449.984
10.664782
100,782
     Category O
12,173.696
10.472306
127,487
     Category U
15,907.373
10.536308
167,605
     Category Z
59,518.324
10.792402
642,345
Bond Fund V
     Category A
244.557
10.337986
2,528
     Category O
1,038.880
10.413253
10,818
     Category U
1,603.912
10.449937
16,761
     Category Z
219.539
10.326411

2,269
Aggressive Growth Fund V
     Category A
19,250.731
15.401517
296,490
     Category O
30,001.513
15.463441
463,927
     Category U
23,175.182
15.518156
359,636
     Category Z
24,716.113
15.585045
385,202
Aggressive Growth Fund III:
     Category A
13,245.305
13.280728
175,907
     Category O
17,113.508
13.326399
228,061
     Category U
20,809.066
13.379096
278,406
     Category Z
28,991.217
13.432017
389,412
Growth Fund IV
     Category A
5,037.628
12.900574
64,988
     Category O
7,695.514
12.954096
99,688
     Category U
12,528.514
13.004809
162,931
     Category Z
8,094.836
13.055990
105,686
Growth Fund II:
     Category A

30,565.131
14.012525
428,295
     Category O
48,278.765
13.999456
675,876
     Category U
50,780.904
14.055103
713,731
     Category Z
119,929.733
14.110567
1,692,278
Growth & Income Fund I
     Category A
10,571.444
12.075652
127,657
     Category O
15,356.637
12.123296
186,173
     Category U
12,390.526
12.171499
150,811
     Category Z
26,371.059
12.219863
322,250
Bond Fund I
     Category A
5,272.403
10.817490
57,034
     Category O
8,847.397
10.915741
96,576
     Category U
7,526.420
10.959709
82,487
     Category Z
18,157.745
11.003379
199,797
Growth & Income Fund III
     Category A
16,778.011
13.824915
231,955
     Category O
32,274.094
13.878439
447,914
     Category U
32,323.216
13.933724
450,383
     Category Z
46,735.194
13.988702
653,760
  TOTAL


$14,158,652

(Concluded)


6.   SELECTED DATA

     The following is a summary of selected data for a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1996 and 1995:

Bond Fund III A (C)
Bond Fund III O (C)
Bond Fund III U (C)
Bond Fund III Z (C)
International Fund II A
International Fund II O
International Fund II U
International Fund II Z

1996
  Beginning Unit Value
$  10.95
$  11.03
$  10.91
$  11.06
$  10.30
$  10.27
$  10.26
$  10.28
  Ending Unit Value
$  11.99
$  12.11
$  12.01
$  12.21
$  11.00
$  10.99
$  11.01
$  11.06
  Number of Units Outstanding
5,084.50
10,767.39
7,111.83
17,630.19
9,442.18
12,679.40
10,789.35
9,174.83
1995
  Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
Ending Unit Value
$  10.95
$  11.03
$  10.91
$  11.06
$  10.30
$  10.27
$  10.26
$  10.28
Number of Units Outstanding
821.90
2,425.21
1,650.00
22,880.14
2,788.66
1,670.77
2,190.94
1,192.47

(C) The investment division commenced operations on July 24, 1995, at a unit value of $10.00.

[Continued]

6.   SELECTED DATA (continued)

Aggressive Growth Fund IV A (C)
Aggressive Growth Fund IV O (C)
Aggressive Growth Fund IV U (C)
Aggressive Growth Fund IV Z (C)
Bond Fund II A (C)
Bond Fund II O (C)
Bond Fund II U (C)
Bond Fund II Z (C)

1996
  Beginning Unit Value
$  11.69
$  11.71
$  11.72
$  11.74
$  10.48
$  10.55
$  10.45
$  10.58
  Ending Unit Value
$  14.17
$  14.22
$  14.28
$  14.34
$  10.72
$  10.82
$  10.75
$  10.91
Number of Units Outstanding
23,490.03
33,100.60
38,890.98
64,886.39
4,019.39
5,887.41
2,497.98
14,123.28
1995
Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
Ending Unit Value
$  11.69
$  11.71
$  11.72
$  11.74
$  10.48
$  10.55
$  10.45
$  10.58
Number of Units Outstanding
3,339.10
10,056.69
9,367.33
19,673.41
756.56
1,298.14
2,523.64
7,411.72

(C) The investment division commenced operations on July 24, 1995, at a unit value of $10.00.

[Continued]

6.   SELECTED DATA (continued)

Short-Term Fund II A (A)
Short-Term Fund II O (A)
Short-Term Fund II U (A)
Short-Term Fund II Z (A)
Bond Fund V A (E)
Bond Fund V O (E)
Bond Fund V U (E)
Bond Fund V Z (E)

1996
  Beginning Unit Value
$  10.23
$  10.02
$  10.05
$  10.27
$  10.06
$  10.07
$  10.08
$  10.09
  Ending Unit Value
$  10.66
$  10.47
$  10.54
$  10.79
$  10.34
$  10.41
$  10.45
$  10.33
  Number of Units Outstanding
9,449.98
12,173.70
15,907.37
59,518.32
244.56
1,038.88
1,603.91
219.54
1995
  Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
Ending Unit Value
$  10.23
$  10.02
$  10.05
$  10.27
$  10.06
$  10.07
$  10.08
$  10.09
  Number of Units Outstanding
2,395.98
926.69
1,445.29
44,935.09
0.00
0.00
0.00
0.00

(A) The investment division commenced operations July 5, 1995, at a unit value of $10.00.

(E) The investment division commenced operations March 13, 1996.
The unit values began July 31, 1995 at $10.00.

[Continued]

6.   SELECTED DATA (continued)

Aggressive Growth Fund V A (D)
Aggressive Growth Fund V O (D)
Aggressive Growth Fund V U (D)
Aggressive Growth Fund V Z (D)
Aggressive Growth Fund III A
Aggressive Growth Fund III O
Aggressive Growth Fund III U
Aggressive Growth Fund III Z

1996
  Beginning Unit Value
$  11.93
$  11.95
$  11.96
$  11.98
$  11.60
$  11.62
$  11.63
$  11.65
  Ending Unit Value
$  15.40
$  15.46
$  15.52
$  15.59
$  13.28
$  13.33
$  13.38
$  13.43
  Number of Units Outstanding
19,250.73
30,001.51
23,175.18
24,716.11
13,245.31
17,113.51
20,809.07
28,991.22
1995
Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
Ending Unit Value
$  11.93
$  11.95
$  11.96
$  11.98
$  11.60
$  11.62
$  11.63
$  11.65
Number of Units Outstanding
1,064.47
5,718.10
1,398.81
4,726.93
2,240.54
5,959.11
3,318.14
14,397.06

(D) The investment division commenced operations on August 3, 1995, at a unit value of $10.00.

[Continued]

6.   SELECTED DATA (continued)

Growth Fund IV A (B)
Growth Fund IV O (B)
Growth Fund IV U (B)
Growth Fund IV Z (B)
Growth Fund II A
Growth Fund II O
Growth Fund II U
Growth Fund II Z

1996
  Beginning Unit Value
$  11.02
$  11.04
$  11.05
$  11.07
$  11.59
$  11.55
$  11.57
$  11.58
  Ending Unit Value
$  12.90
$  12.95
$  13.00
$  13.06
$  14.01
$  14.00
$  14.06
$  14.11
  Number of Units Outstanding
5,037.63
7,695.51
12,528.51
8,094.84
30,565.13
48,278.77
50,780.90
119,929.73
1995
  Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
  Ending Unit Value
$  11.02
$  11.04
$  11.05
$  11.07
$  11.59
$  11.55
$  11.57
$  11.58
  Number of Units Outstanding
773.21
1,371.51
5,416.35
2,801.92
4,042.63
11,673.47
18,708.73
55,122.00

(B) The investment division commenced operations on July 12, 1995, at a unit value of $10.00.

[Continued]

6.   SELECTED DATA (continued)

Growth & Income Fund I A (C)
Growth & Income Fund I O (C)
Growth & Income Fund I U (C)
Growth & Income Fund I Z (C)
Bond Fund I A (B)
Bond Fund I O (B)
Bond Fund I U (B)
Bond Fund I Z (B)

1996
(B)
  Beginning Unit Value
$  10.89
$  10.90
$  10.92
$  10.93
$  10.45
$  10.52
$  10.54
$  10.55
  Ending Unit Value
$  12.08
$  12.12
$  12.17
$  12.22
$  10.82
$  10.92
$  10.96
$  11.00
  Number of Units Outstanding
10,571.44
15,356.64
12,390.53
26,371.06
5,272.40
8,847.40
7,526.42
18,157.75

1995
  Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
$  10.00
  Ending Unit Value
$  10.89
$  10.90
$  10.92
$  10.93
$  10.45
$  10.52
$  10.54
$  10.55
  Number of Units Outstanding
1,177.80
5,184.26
2,940.80
4,666.32
731.02
5,864.01
1,624.61
7,344.94

(B) The investment division commenced operations on July 12, 1995, at a unit value of $10.00.

(C) The investment division commenced operations on July 24, 1995, at a unit value of $10.00.

[Continued]

6.   SELECTED DATA (continued)

Growth  & Income Fund III A (B)
Growth  & Income Fund III O (B)
Growth  & Income Fund III U (B)
Growth  & Income Fund III Z (B)

1996
  Beginning Unit Value
$ 11.55
$  11.56
$  11.58
$  11.60
  Ending Unit Value
$  13.82
$  13.88
$  13.93
$  13.99
  Number of Units Outstanding
16,778.01
32,274.09
32,323.22
46,735,19
1995
  Beginning Unit Value
$  10.00
$  10.00
$  10.00
$  10.00
  Ending Unit Value
$  11.55
$  11.56
$  11.58
$  11.60
  Number of Units Outstanding
1,666.79
7,395.18
12,134.89
18,036.45

(B) The investment division commenced operations on July 12, 1995, at a unit value of $10.00.

[Concluded]



7.   CHANGE IN SHARES

The following is a summary of the net change in total investment shares held in each of the respective underlying funds:

For the Year Ended December 31,
1996
1995

Maxim Series Fund, Inc.
- Corporate Bond
146,580
266,314
Maxim Series Fund, Inc.
- Foreign Equity
362,084
75,940
Maxim Series Fund, Inc.
- Growth Index
1,180,597
366,167
Maxim Series Fund, Inc.
- Investment Grade Corporate Bond
155,770
66,565
Maxim Series Fund, Inc.
- Money Market
563,394
474,754
Maxim Series Fund, Inc.
- Short-Term Maturity Bond
32,114

Maxim Series Fund, Inc.
- Small-Cap Aggressive Growth
932,503
132,520
Maxim Series Fund, Inc.
- Small-Cap Index
614,566
245,049
Maxim Series Fund, Inc.
- Small-Cap Value
238,373
107,364
Maxim Series Fund, Inc.
- Stock Index
975,408
499,925
Maxim Series Fund, Inc.
- Total Return
490,755
93,343
Maxim Series Fund, Inc.
- U.S. Government Mortgage Securities
244,885
132,208
Maxim Series Fund, Inc.
- Value Index
855,254
358,167

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(A wholly-owned subsidiary of
The Great-West Life Assurance Company)

Consolidated Financial Statements for the
Years Ended December 31, 1996, 1995, and 1994 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (a wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

/s/  Deloitte & Touche LLP

DELOITTE & TOUCHE LLP


Denver, Colorado
January 25, 1997

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1996  AND 1995
(Dollars in Thousands)

ASSETS

1996
1995

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value $2,041,064 and
    $2,158,043)
$ 1,992,681
$ 2,054,204
    Available-for-sale, at fair value (amortized cost $6,151,519 and $6,087,969)
  6,206,478
  6,263,187
  Common stock
     19,715
      9,440
  Mortgage loans on real estate, net
  1,487,575
  1,713,195
  Real estate, net
     67,967
     60,454
  Policy loans
  2,523,477
  2,237,745
  Short-term investments, available-for-sale (cost approximates fair value)
    419,008
    134,835
    Total Investments
 12,716,901
 12,473,060

Cash
    125,182
     90,939
Reinsurance receivable
    196,958
    333,924
Deferred policy acquisition costs
    282,780
    278,526
Investment income due and accrued
    198,441
    211,922
Other assets

     57,244
     40,038
Premiums in course of collection
     74,693
     85,990
Deferred income taxes
    214,404
    168,941
Separate account assets
  5,484,631
  3,998,878

TOTAL ASSETS
$19,351,234
$17,682,218

See notes to consolidated financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY

1996
1995

POLICY BENEFIT LIABILITIES:
    Policy reserves
$11,022,595
$10,845,935
    Policy and contract claims
    372,327
    359,791
    Policyholders' funds
    153,867
    154,872
    Experience refunds
     87,399
     83,562
    Provision for policyholders' dividends
     51,279
     47,760

GENERAL LIABILITIES:
    Due to Parent Corporation
    151,431
    149,974
    Repurchase agreements
    286,736
    375,299
    Commercial paper
     84,682
     84,854
    Other liabilities
    488,818
    451,555
    Undistributed earnings on
    participating business
    133,255
    136,617
    Separate account liabilities
  5,484,631
  3,998,878
     Total Liabilities
 18,317,020
 16,689,097

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value,
       50,000,000 shares authorized:
            Series A, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              600 shares issued and outstanding
    60,000
    60,000
            Series B, cumulative, 1500 shares authorized,
              liquidation value of $100,000 per share,
              200 shares issued and outstanding
    20,000
    20,000
            Series C, cumulative, 1500 shares authorized,
              none outstanding


            Series D, cumulative, 1500 shares authorized,
              none outstanding


            Series E, non-cumulative, 2,000,000
              shares authorized, liquidation value of $20.90
              per share, issued, and outstanding
    41,800
    41,800
    Common stock, $1 par value; 50,000,000 shares authorized;
       7,032,000 shares issued and outstanding
     7,032
     7,032
    Additional paid-in capital
   664,265
   657,265
    Net unrealized gains on securities available-for-sale, net
    14,951
    58,763
    Retained earnings
   226,166
   148,261
      Total Stockholder's Equity
 1,034,214
   993,121

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY
$19,351,234
$17,682,218

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

REVENUES:
  Annuity contract charges and premiums
$91,881
$79,816
$61,122
  Life, accident, and health premiums earned (net of
    premiums ceded totaling $(104,250), $60,880
    and $48,115)
1,107,367
987,611
938,947
  Net investment income
836,642
835,046
767,646
  Net realized gains (losses) on investments
(21,078)
7,465
(71,939)

2,014,812
1,909,938
1,695,776

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of reinsurance
    recoveries totaling $52,675, $43,574,
    and $18,937)
515,750
557,469
548,950
  Increase in reserves
229,198
98,797
64,834
  Interest paid or credited to contractholders
561,786
562,263
529,118
  Provision for policyholders' share of earnings (losses)
    on participating business
(7)
2,027
(725)
  Dividends to policyholders
49,237
48,150
42,094

1,355,964
1,268,706
1,184,271

  Commissions
106,561
122,926
120,058
  Operating expenses
336,719
314,810
261,311
  Premium taxes
25,021
26,884
27,402

1,824,265
1,733,326
1,593,042

INCOME BEFORE INCOME TAXES
190,547
176,612
102,734

PROVISION FOR INCOME TAXES:
   Current
77,134
88,366
65,070
   Deferred
(21,162)
(39,434)
(36,614)

55,972
48,932
28,456

NET INCOME
$134,575
$127,680
$74,278

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

Preferred Stock
  Shares
  Amount
Common Stock
  Shares
  Amount
Additional Paid-In Capital
Net Unrealized Gains (Losses)
Retained Earnings (Deficit)
Total

BALANCE, JANUARY 1, 1994
2,000,800
$121,800
7,032,000
$7,032
$656,793
$0
$35,721
$821,346

Adjustment to beginning balance for change in accounting method for investment securities





6,515

6,515

Change in net unrealized gains (losses)





(84,942)

(84,942)

Capital contributions




472


472

Dividends






(40,438)
(40,438)

Net income






74,278
74,278

BALANCE, DECEMBER 31, 1994
2,000,800
121,800
7,032,000
7,032
657,265
(78,427)
69,561
777,231

Change in net realized gains (losses)





137,190

137,190

Dividends









(48,980)
(48,980)

Net income






127,680
27,680

BALANCE, DECEMBER 31, 1995
2,000,800
121,800
7,032,000
7,032
657,265
58,763
148,261
993,121

Change in net unrealized gains (losses)





(43,812)

(43,812)

Capital contributions




7,000


7,000

Dividends







(56,670)
(56,670)


Net income






134,575
134,575

BALANCE, DECEMBER 31, 1996
2,000,800
$121,800
7,032,000
$7,032
$664,265
$14,951
$226,166
$1,034,214

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

OPERATING ACTIVITIES:
    Net income
$134,575
$127,680
$74,278
    Adjustments to reconcile net income to
      net cash provided by operating activities:
       Gain (loss) allocated to participating policyholders
(7)
2,027
(725)
       Amortization of investments
15,518
26,725
36,978
       Realized losses (gains) on disposal of investments
           and write-downs of mortgage loans and real estate
21,078
(7,465)
71,939
       Amortization
49,454
49,464
29,197
       Deferred income taxes
(20,258)
(39,763)
(38,631)
    Changes in assets and liabilities:
        Policy benefit liabilities
358,393
346,975
93,998
        Reinsurance receivable
136,966
(38,776)
(25,868)
        Accrued interest and other receivables
24,778
(17,617)
(26,032)
        Other, net
(8,076)
8,834

96,950
                 Net cash provided by operating activities
712,421
458,084
312,084

INVESTING ACTIVITIES:
    Proceeds from sales, maturities, and
        redemptions of investments:
        Fixed maturities
             Held-to-maturity
                Sales

18,821
16,014
                Maturities and redemptions
516,838
655,993
1,034,324
             Available-for-sale
                Sales
3,569,608
4,211,649
1,753,445
                Maturities and redemptions
803,369
253,747
141,299
        Mortgage loans
235,907
260,960
291,102
        Real estate
2,607
4,401
29,868
        Common stock
1,888

178
    Purchases of investments:
        Fixed maturities
             Held-to-maturity
(453,787)
(490,228)
(673,567)
             Available-for-sale
(4,753,154)
(4,932,566)
(2,606,028)
        Mortgage loans
(23,237)
(683)
(9)
        Real estate
(15,588)
(5,302)
(9,253)
        Common stock
(12,113)
(4,218)
(2,063)
                 Net cash used in investing activities
(127,662)
(27,426)
(24,690)

(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Dollars in Thousands)

1996
1995
1994

FINANCING ACTIVITIES:
   Contract withdrawals, net of deposits
$(413,568)
$(217,190)
$(238,166)
   Due to Parent Corporation
1,457
(9,143)
(13,078)
   Dividends paid
(56,670)
(48,980)
(40,438)
   Net commercial paper (repayments) borrowings
(172)
(4,832)
89,686
   Net repurchase agreements repayments
(88,563)
(191,195)
(39,244)
   Capital contributions
7,000


              Net cash used in financing activities
(550,516)
(471,340)
(241,240)

NET INCREASE (DECREASE) IN CASH
34,243
(40,682)
46,154

CASH, BEGINNING OF YEAR
90,939
131,621
85,467

CASH, END OF YEAR
$125,182
$90,939
$131,621


SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION
     Cash paid during the year for:
       Income taxes
$103,700
$83,841
$68,892
       Interest
15,414
17,016
12,229

See notes to consolidated financial statements.

(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994
(Amounts in Thousands, except Share Amounts)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation -   The preparation of financial
statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1995 and 1994 financial statements to conform with the basis of presentation used in 1996.

     Investments - Investments are reported as follows:

1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as a separate component of stockholder's equity. The net unrealized gains and losses in derivative financial instruments used to hedge available-for-sale securities are included in the separate component of stockholder's equity.

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible future losses in the portfolio.

Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan.

Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 114 "Accounting by Creditors for Impairment of a Loan" and SFAS No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures". In accordance with these standards, a mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the fair value of the collateral. As the Company was already providing for impairment of loans through an allowance for credit losses, the implementation of these statements had no material effect on the Company's financial statements.

3. Real estate is carried at the lower of cost or fair value, net of costs of disposal. Effective January 1, 1996, the Company adopted SFAS No. 121 "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". The implementation of this statement had no material effect on the Company's financial statements.

4.   Investments in common stock are carried at fair value.

5.   Policy loans are carried at their unpaid balances.

6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     Gains and losses realized on disposal of investments are determined on a specific identification basis.

     Cash - Cash includes only amounts in demand deposit accounts.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which consist of sales commissions and other costs that vary with and are primarily related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized.
Amortization of deferred policy acquisition costs totaled $47,089, $48,054, and $28,199 in 1996, 1995, and 1994, respectively.

     Separate Account - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., a diversified, open-end management investment company which is an affiliate of the Company, shares of other external mutual funds, or government or corporate bonds.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $5,242,753, and $4,675,175 at December 31, 1996 and 1995, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $5,779,842 and $6,170,760, at December 31, 1996 and 1995, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet (See Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $3,591,077 and $3,339,316 at December 31, 1996 and 1995, respectively. Participating business approximates 50.3% of the Company's ordinary life insurance in force and 92.2% of ordinary life insurance premium income at December 31, 1996.

     The liability for undistributed earnings on participating business was decreased by $3,362 in 1996, which represented $7 of losses on participating business, a reduction of $2,924 to reflect the net change in unrealized gains on securities classified as available-for-sale, net of certain adjustments to policy reserves and income taxes, and a decrease of $431 due to reinsurance transactions (See Note 2).

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account
(PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. The assets and liabilities associated with these policies are segregated in the accounting records of the Company. Earnings derived from the operation of the PFA accrue solely for the benefit of the acquired participating policyholders.

     Recognition of Premium Income and Benefits and Expenses - Life insurance premiums are recognized as earned. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Benefits and expenses on policies with life contingencies are associated with premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.8% in 1996.

     Income Taxes - Income taxes are recorded using the asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker-dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company will implement Statement of Financial Accounting Standards (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. Management estimates the effect of the change will not be material.

Derivatives - The Company engages in hedging activities to manage interest rate and foreign exchange risk (See Note 6).


2.   RELATED-PARTY TRANSACTIONS

     On October 31, 1996 the Company recaptured certain pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded, at estimated fair value, the following at October 31, 1996 as a result of this transaction:


Assets                             Liabilities and
                                   Stockholder's Equity

Cash                $162,000       Policy reserves     $164,839
Mortgages           19,753         Due to parent corporation  9,180
Other               18             Deferred income taxes      1,283
Undistributed earnings on          Stockholder's equity       7,000
   participating business 431
                    $182,302                           $182,302

     The Company and the Parent Corporation have a number of service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio. Certain operating expenses represent allocations made by the Parent Corporation to the Company for services provided pursuant to these service agreements. These transactions are summarized as follows:

Years Ended December 31,

1996
1995
1994
Investment management expense (included in net

     investment income)
$14,800
$15,182
$13,841
Administrative and underwriting payments
    (included in operating expenses)
304,599
301,529
269,020

Effective January 1, 1997 all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were transferred from the Parent Corporation to the Company with no material impact on the Company's financial position. There will not be any material effect on the Company's operating expenses as the costs associated with the employees and these benefit plans are reflected in the present service agreements.

     At December 31, 1996 and 1995, due to Parent Corporation includes $31,639 and $27,814 due on demand and $119,792 and $122,160 of notes payable which bear interest and mature at various dates. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The Company also has available an arrangement to obtain advances from the Parent Corporation to fund short-term liquidity needs. The due on demand to the Parent Corporation bears interest at the public bond rate (7.0% and 6.4% at December 31, 1996 and 1995, respectively) while the remainder bear interest at various rates.




3.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996 and 1995, reinsurance receivables with a carrying value of $196,958 and $333,924, respectively, were due primarily from the Parent Corporation.

     Total reinsurance premiums assumed from the Parent Corporation were $1,693, $1,606 and $2,438, in 1996, 1995, and 1994, respectively.


The Company considers all accident and health policies to be short-duration contracts. The following schedule details life insurance in force and life and accident/health premiums:

Gross Amount
Ceded Primarily to the Parent Corporation
Assumed Primarily From Other Companies
Net Amount
Percentage of Amount Assumed to Net

December 31, 1996:
   Life insurance in force:
     Individual
$23,409,823
$5,246,079
$3,482,118
$21,645,862
16.1%
     Group
47,682,237

1,817,511
49,499,748
3.7%
         Total
$71,092,060
$5,246,079
$5,299,629
$71,145,610


   Premiums:
     Life insurance
$334,127
$(111,743)
$19,633
$465,503
4.2%
     Accident/health
592,577
7,493
56,780
641,864
8.8%
       Total
$926,704
$(104,250)
$76,413
$1,107,367



December 31, 1995:
   Life insurance in force:
     Individual
$22,388,520
$7,200,882
$3,476,784
$18,664,422
18.6%
     Group
48,415,592

1,954,313
50,369,905
3.9%
         Total
$70,804,112
$7,200,882
$5,431,097
$69,034,327


   Premiums:
     Life insurance
$339,342
$51,688
$21,028
$308,682
6.8%
     Accident/health
623,626
9,192
64,495
678,929
9.5%
       Total
$962,968
$60,880
$85,523
$987,611


December 31, 1994:
   Life insurance in force:
     Individual
$21,461,590
$7,411,811
$3,415,596
$17,465,375
19.6%
     Group
48,948,669


2,102,228
51,050,897
4.1%
         Total
$70,410,259
$7,411,811
$5,517,824
$68,516,272


   Premiums:
     Life insurance
$322,263
$42,946
$22,009
$301,326
7.3%
     Accident/health
579,650
5,169
63,140
637,621
9.9%
       Total
$901,913
$48,115
$85,149
$938,947


4.   NET INVESTMENT INCOME

Net investment income is summarized as follows:

Years Ended December 31,

1996
1995
1994

  Investment income:
    Fixed maturities and short-term investments
$601,913
$591,561
$555,103
    Mortgage loans on real estate
140,823
171,008
182,544
    Real estate
5,292
3,936
5,700
    Policy loans

175,746
163,547
116,060
    Other
3,319



927,095
930,052
859,407

  Investment expenses, including
    interest on amounts charged
    by the Parent Corporation
    of $11,282, $10,778, and $11,145
90,453
95,006
91,761

  Net investment income
$836,642
$835,046
$767,646

5.   NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on investments are as follows:

Years Ended December 31,

1996
1995
1994
  Realized gains (losses):
    Fixed Maturities
$(11,624)
$28,166
$(39,775)
    Mortgage loans on real estate
1,143
1,309
2,120
    Real estate

(10)
(102)
    Provisions
(10,597)
(22,000)
(34,182)
  Net realized gains (losses) on investments
$(21,078)
$7,465
$(71,939)


6.   SUMMARY OF INVESTMENTS

Fixed maturities owned at December 31, 1996 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S. Government
       Agencies:

         Collateralized mortgage
           obligations
$
$
$
$
$
         Direct mortgage pass-through
           certificates
         Other
       10,935
            630
            106
       11,459
     10,935
   Collateralized mortgage obligations





   Public utilities
     284,954
       12,755
            320
     297,389
   284,954
   Corporate bonds
  1,634,745
       41,195
         7,360
  1,668,580
1,634,745
   Foreign governments
       12,577

            556
                3
       13,130
     12,577
   State and municipalities
       49,470
         1,051
              15
       50,506
     49,470

$  1,992,681
$       56,187
$         7,804
$  2,041,064
$1,992,681

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
            obligations
$     658,612
$         8,058
$         3,700
$     662,970
$   662,970
          Direct mortgage pass-through
             certificates
     844,291
         5,093
       10,908
     838,476
   838,476
          Other
     359,220
            596
         2,686
     357,130
   357,130
   Collateralized mortgage obligations
     614,773
       13,619
         3,553
     624,839
   624,839
   Public utilities
     628,382
         6,523
         5,375
     629,530
   629,530
   Corporate bonds

  2,907,875
       56,551
         5,250
  2,959,176
2,959,176
   Foreign governments
     110,013
         1,762
         5,673
     106,102
   106,102
   State and municipalities
       28,353
              21
            119
       28,255
     28,255

$  6,151,519
$       92,223
$       37,264
$  6,206,478
$6,206,478

6.   SUMMARY OF INVESTMENTS [Continued]

Fixed maturities owned at December 31, 1995 are summarized as follows:

Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Estimated Fair Value
Carrying Value

  Held-to-Maturity:
    U.S. Treasury Securities and
       obligations of U.S.
       Government Agencies:
          Collateralized mortgage
             obligations
$
$
$
$
$
          Direct mortgage pass-through
              certificates





          Other
       11,107
         1,093

     12,200
       11,107
   Collateralized mortgage obligations





   Public utilities
     269,671
       22,084
             95
   291,660
     269,671
   Corporate bonds
  1,732,046
       83,583
         5,867
1,809,762
  1,732,046
   Foreign governments
       18,596
         1,087
              12
     19,671
       18,596
   State and municipalities
       22,784
         1,966

     24,750
       22,784

$  2,054,204
$     109,813
$         5,974
$2,158,043
$  2,054,204

   Available-for-Sale:
    U.S. Treasury Securities and
       obligations of U.S.

       Government Agencies:
          Collateralized mortgage
            obligations
$     561,475
$         9,983
$         1,948
$   569,510
$     569,510
          Direct mortgage pass-through
             certificates
     794,056
       11,980
         2,233
   803,803
     803,803
          Other
     561,736
         7,703
              39
   569,400
     569,400
   Collateralized mortgage obligations
     490,074
       18,044
         3,304
   504,814
     504,814
   Public utilities
     581,482
       16,607
         2,425
   595,664
     595,664
   Corporate bonds
  2,943,918
     121,537
              26
3,065,429
  3,065,429
   Foreign governments
     141,362
         5,021
         5,644
   140,739
     140,739
   State and municipalities
       13,866
              22
              60
     13,828
       13,828

$  6,087,969
$     190,897
$       15,679
$6,263,187
$  6,263,187

     Most of the collateralized mortgage obligations consist of planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fourteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities," increased the opening balance of stockholders' equity by $6,515 to reflect the net unrealized gains on securities classified as available-for-sale (previously carried at the lower of aggregate amortized cost or fair value) and the corresponding adjustments to deferred policy acquisition costs, policy reserves, and amounts allocable to the liability for undistributed earnings on participating business, all net of income taxes.

     In November 1995, the Financial Accounting Standards Board issued a special report entitled "A Guide to Implementation of SFAS 115 on Accounting for Certain Investments in Debt and Equity Securities". In accordance with the adoption of this guidance, the Company reassessed the classification of its investment portfolio in December 1995 and reclassed securities totaling $2,119,814 from held-to-maturity to available-for-sale. In connection with this reclassification, an unrealized gain, net of related adjustments (see above), of $23,449 was recognized in stockholder's equity at the date of transfer.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1996, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Held-to-Maturity
  Amortized Cost
  Estimated Fair Value
Available-for-Sale
  Amortized Cost
  Estimated Fair Value

Due in one year or less
$197,135
$200,356
$294,236
$308,805
Due after one year through five years
840,192
860,192
1,294,892
1,300,473
Due after five years through ten years
621,900
641,103
934,312
940,880
Due after ten years
140,061
145,287
422,179
432,721
Mortgage-backed securities
2,117,676
2,126,285
Asset-backed securities
193,393
194,126
1,088,224
1,097,314

$1,992,681
$2,041,064
$6,151,519
$6,206,478

     Proceeds from sales of securities available-for-sale were $3,569,608, $4,211,649, and $1,753,445 during 1996, 1995, and 1994, respectively. The realized gains on such sales totaled $24,919, $39,755, and $7,030 for 1996, 1995, and 1994, respectively. The realized losses totaled $40,748, $15,516, and $50,612 for 1996,
1995, and 1994, respectively.  During 1996, 1995, and 1994
held-to-maturity securities with an amortized cost of $0, $18,087, and $15,300 were sold due to credit deterioration with insignificant realized gains and losses.

     At December 31, 1996 and 1995, pursuant to fully collateralized securities lending arrangements, the Company had loaned $230,419 and $343,351 of fixed maturities, respectively.

     The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk.
Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, and foreign currency exchange contracts. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest differential. This differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. The differential paid or received on interest rate and amounts received under interest rate floor and cap agreements are recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The following table summarizes the financial hedge instruments:

December 31, 1996
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Caps
260,000
11.0% to 11.82%[CMT]
2000 to 2001
Interest Rate Swaps
187,847
6.203% to 9.35%
01/98 to 02/2003
Foreign Currency Exchange
   Contracts
61,012
N/A
09/98 to 03/2003

December 31, 1995
Notional Amount
Strike/Swap Rate
Maturity

Interest Rate Floor
$100,000
4.5% [LIBOR]
1999
Interest Rate Cap
100,000
11.0% [CMT]
2000
Interest Rate Swaps
165,000
6.203% to 9.35%
01/98 to 2/2002
Foreign Currency Exchange
   Contracts
66,650
N/A
10/96 to 09/98

LIBOR - London Interbank Offered Rate
CMT - Constant Maturity Treasury Rate

The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1996 approximately 32% and 10% of the Company's mortgage loans were collateralized by real estate located in California and Michigan, respectively.


The following represents impairments and other information under SFAS No. 114:

1996
1995

Impaired Loans
  Loans with related allowance for credit losses of $2,793 and $654
$16,443
$3,254
  Loans with no related allowance for credit losses
31,709
20,424
  Average balance of impaired loans during the year
39,064
29,150
  Interest income recognized [while impaired]
923
675
  Interest income received and recorded [while impaired] using the cash basis method of recognition
1,130
857

As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time alter the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $68,254, and $89,160 at December 31, 1996, and 1995,
respectively.

The following table presents changes in the allowance for credit losses since January 1, 1995 (date of the adoption of SFAS
No. 114):

1996
1995

Balance, beginning of year
$63,994
$57,987
Provision for loan losses
4,470
15,877
Chargeoffs
(3,468)
(10,480)
Recoveries
246
610
Balance, end of year
$65,242
$63,994

7.   COMMERCIAL PAPER

The Company has a commercial paper program which is partially supported by a $50,000 standby letter-of-credit. At December 31, 1996, commercial paper outstanding has maturities ranging from 49 to 123 days and interest rates ranging from 5.4% to 5.6%. At December 31, 1995, maturities ranged from 25 to 160 days and interest rates ranged from 5.7% to 5.9%.


8.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table provides estimated fair value for all assets and liabilities and hedge contracts considered to be financial instruments:

December 31,
1996
  Carrying Amount
  Estimated Fair Amount
1995
  Carrying Amount
  Estimated Fair Value

ASSETS:
  Fixed maturities and short-term
    investments
$8,618,167
$8,666,550
$8,452,226
$8,556,065
  Mortgage loans on real estate
1,487,575
1,506,162
1,713,195
1,749,514
  Policy loans
2,523,477
2,523,477
2,237,745
2,237,745
  Common stock
19,715
19,715
9,440
9,440

LIABILITIES:
  Annuity contract reserves
    without life contingencies
5,779,842
5,821,404
6,170,760
6,268,749
  Policyholders' funds
153,867
153,867
154,872
154,872
  Due to Parent Corporation
151,431
154,479
149,974
152,347
  Repurchase agreements
286,736
286,736
375,299
375,299
  Commercial paper
84,682
84,682

84,854
84,854

HEDGE CONTRACTS:
  Interest rate floor
62
124
84
1,320
  Interest rate cap
173
173
90
90
  Interest rate swaps
4,746
4,746
10,052
10,052
  Foreign currency exchange
    contracts
(8,954)
(8,954)
(4,604)
(4,604)

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $160 and $0 of unrealized losses in 1996 and 1995, respectively. Included in the net loss position for foreign currencies exchange contracts are $8,954 and $5,497 loss exposures in 1996 and 1995, respectively.

     See note 6 for additional information on policies regarding estimated fair value of fixed maturities.

9.   FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

1996
1995
1994

Federal tax rate
35.0%
35.0%
35.0%
Change in tax rate resulting from:
   Investment income not subject to federal tax
(1.0)
(0.5)
(1.0)
   Release of contingent liability
(4.7)


   Change in valuation allowance
0.8
(7.8)
(6.9)
   State and environmental taxes
0.7
0.7

0.9
   Other, net
(1.4)
0.3
(0.3)
Total
29.4%
27.7%
27.7%

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1996 and 1995 are as follows:

1996
  Deferred Tax Asset
  Deferred Tax Liability
1995
  Deferred Tax Asset
  Deferred Tax Liability

Policyholder reserves
$151,239
$
$162,073
$
Deferred policy acquisition costs

57,031

55,542
Deferred acquisition cost proxy tax
70,413

58,481

Investment assets
35,658


16,372
Net operating loss carryforwards
12,295

17,588

Tax credits and other
5,366

4,786

     Subtotal
274,971
57,031

242,928
71,914
Valuation allowance
(3,536)

(2,073)

     Total Deferred Taxes
$271,435
$57,031
$240,855
$71,914

Amounts related to investment assets above include $8,530 and $33,735 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1996 and 1995, respectively.

     The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1996, the Company's subsidiaries have approximately $35,128 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $1,612 are included in the deferred tax assets.

     The Company's valuation allowance was increased/(decreased) in 1996, 1995, and 1994 by $1,463, $(13,145), and $(6,278),
respectively, primarily as a result of taxable income in subsidiaries which was greater than expected and the resulting re-evaluation by management of future estimated taxable income in the subsidiaries.

Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

     Pursuant to a December 31, 1993 agreement between the Company and its Parent whereby the Company assumed responsibility for the Parent Corporation's income tax liability for fiscal years prior to 1994, the Company had previously recorded a contingent liability provision. The Company's 1996 results of operations include a release of $25,600 from the provision, to reflect the resolution of 1988 and l989 tax issues with the Internal Revenue Service (IRS). Audits of tax years 1990 and 1991 are in the process of being finalized. The IRS is currently auditing tax years 1992 and 1993. In the opinion of Company management, the amounts paid or accrued are adequate; however, it is possible that the Company's accrued amounts may change as a result of the completion of the IRS audits.

10.  STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     All of the Company's outstanding series of preferred stock are owned by the Parent Corporation. The dividend rate on the Series
A Stated Rate Auction Preferred Stock (STRAPS) is 7.3% through December 30, 2002. The Series A STRAPS are redeemable at the option of the Company on or after December 29, 2002 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The dividend rate on the Series B Straps is 5.8% through December 30, 1997. The Series B STRAPS are redeemable at the option of the Company on or after December 29, 1997 at a price of $100,000 per share, plus accumulated and unpaid dividends.

     The Company's Series E 7.5% non-cumulative, non-redeemable preferred shares are redeemable by the Company after April 1, 1999.

The shares are convertible into common shares at the option of the holder on or after September 30, 1999, at a conversion price negotiated between the holder and the Company or at a formula determined conversion price in accordance with the share conditions.

     The Company received $472 of contributed capital in the form of deferred tax assets from the Parent Corporation during 1994 in connection with reinsurance transactions with the Parent.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

1996
1995
1994
(Unaudited)

Net Income
$180,635
$114,931
$70,091
Capital and Surplus
713,324
653,479
621,589

The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1996 were $584,492 and $182,044 (unaudited), respectively. The Company should be able to pay up to $182,044 (unaudited) of dividends without regulatory approval in 1997.

     Dividends of $8,587, $9,217, and $7,475, were paid on preferred stock in 1996, 1995, and 1994, respectively. In addition, dividends of $48,083, $39,763, and $32,963, were paid on common stock in 1996, 1995 and 1994, respectively. Dividends are paid as determined by the Board of Directors.

     The Company is involved in various legal proceedings which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

   The financial statements for Retirement Plan Series Account for the years ended December 31, 1996 and 1995 as well as the financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1996, 1995 and 1994 are included in Part B.

          (b)  Exhibits

   Items (1), (2), (4) through (6) are incorporated by reference to Registrant's Form N-4 Registration Statement filed September 13, 1994.
               (3)  Is filed herewith.
               (7)  Not applicable
               (8)  Not applicable
               (9)  Item 9 is incorporated by reference to
                    Registrant's registration statement dated
                    September 13, 1994.
               (10)      (a)  Written Consent of Jorden Burt
Berenson & Johnson, LLP
                    (b)  Written Consent of Deloitte & Touche LLP
                    (c)  Written Consent of Ruth B. Lurie
               (11) Not Applicable
               (12) Not Applicable
(13) Is filed herewith
(14) Is filed herewith

Item 25.  Directors and Officers of the Depositor

                                                  Position and
Offices
Name                Principal Business Address                 with
Depositor

James Balog              2205 North Southwinds Boulevard
Director
                    Vero Beach, Florida  39263

James W. Burns, O.C.               (4)
Director

Orest T. Dackow               (3)                      Director

Paul Desmarais, Jr.           (4)                      Director

   Robert G. Graham         574 Spoonbill Drive
Director
                    Sarasota, FL 34236

                                                  Position and
Offices
Name                Principal Business Address                 with
Depositor

Robert Gratton           (5)                      Chairman

N. Berne Hart            2552 East Alameda Avenue
Director
                    Denver, Colorado  80209

Kevin P. Kavanagh             (1)                      Director

   William Mackness         61 Waterloo Street
Director
                    Winnipeg, Manitoba  R3N 0S3

William T. McCallum           (3)                      Director,
President and Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited
Director
                    P.O. Box 130
                    275 Commercial Street
                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.    (4)
Director

   Michel Plessis-Belair, F.C.A.      (4)
Director

Ross J. Turner           Genstar Investment Corporation
Director
                    950 Tower Lane
                    Metro Tower, Suite 1170
                    Foster City, California  94404

Brian E. Walsh      Trinity L.P.                       Director
                    115 Putnam Ave.
                    Greenwich, Connecticut 06830

Robert D. Bond           (3)                      Senior Vice
President, Financial Services

   John A. Brown            (3)                      Senior Vice
President, Financial Services

   John T. Hughes           (3)                      Senior Vice
President, Chief Investment Officer

                                                  Position and
Offices
Name                Principal Business Address                 with
Depositor

   Robert E. Kavanagh            (3)                      Senior
Vice
President, Employee Benefits Sales

D. Craig Lennox               (3)                      Senior Vice
President, General Counsel and Secretary

Dennis Low               (3)                      Executive Vice
President, Financial Services

Alan D. MacLennan             (2)                      Executive
Vice President, Employee Benefits

   Steve H. Miller               (2)                      Senior
Vice
President, Employee Benefits Sales

   James D. Motz            (2)                      Executive Vice
President, Employee Benefits Operations

Marty Rosenbaum               (2)                      Senior Vice
President, Employee Benefits Operations

   Douglas L. Wooden             (3)                      Senior
Vice
President, Financial Services
________________________________________

(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)  8505 East Orchard Road, Englewood, Colorado  80111.
(3)  8515 East Orchard Road, Englewood, Colorado  80111.
(4)  Power Corporation of Canada, 751 Victoria Square, Montreal,
Quebec, Canada H2Y 2J3.
(5)  Power Financial Corporation, 751 Victoria Square, Montreal,
Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

   Power Corporation of Canada
     100% Marquette Communications Corporation
     100% - 171263 Canada Inc.
     68.1% - Power Financial Corporation
     86.4% - Great-West Lifeco Inc.
     99.5% - The Great-West Life Assurance Company
          100% - Great-West Life & Annuity Insurance Company
               100% - GW Capital Management, Inc.
               100% - Financial Administrative Services Corporation 100% - One Corporation
                    100% - One Health Plan of Illinois, Inc.
                    100% - One Health Plan of Texas, Inc.
                    100% - One Health Plan of California, Inc.
                    100% - One Health Plan of Colorado, Inc.
                    100% - One Health Plan of Georgia, Inc.
                    100% - One Health Plan of North Carolina, Inc. 100% - One Health Plan of Washington, Inc.
                    100% - One Orchard Equities, Inc.
               100% - Great-West Benefit Services, Inc.
                     13% - Private Healthcare Systems, Inc.
               100% - Benefits Communication Corporation
                    100% - BenefitsCorp Equities, Inc.
                94% - Maxim Series Fund, Inc.
               100% - Greenwood Property Corporation
               100% - GWL Properties Inc.
                    100% - Great-West Realty Investments Inc.
                     50% - Westkin Properties, Ltd.
               100% - Confed Admin Services, Inc.
               100% - Orchard Series Fund

Item 27.  Number of Contract Owners

          As of February 28, 1997, there were 777 Contract Owners.

Item 28.  Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101.  Definitions.

          As used in this Article:

          (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

          (3)  "Expenses" includes counsel fees.

          (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

          (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

          (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

          (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

               (a) The person conducted himself or herself in good faith;

               (b)  The person reasonably believed:

                    (I)  In the case of conduct in an official
capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

          (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph
(II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

          (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

          (4) A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

          (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

          Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

          (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

          (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

          (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section
7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

          (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.


Section 7-109-106.  Determination and Authorization of
Indemnification of Directors.

          (1)  A corporation may not indemnify a director under
Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2)  The determinations required to be made subsection
(1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

          (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)  By the shareholders.

(4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

          (1) Unless otherwise provided in the articles of incorporation:

               (a)  An officer is entitled to mandatory
indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b)  A corporation may indemnify and advance
expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c)  A corporation may indemnify and advance
expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

     A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107.

Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

          (1)  A provision concerning a corporation's
indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

          (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of
Director.

     If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.

     The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

          (a)     Orchard Series Fund

          (b)     Directors and Officers of One Orchard.

                                                     Position and
Offices
Name                Principal Business Address                with
Underwriter

Alan D. Mac Lennan       8505 E. Orchard Road
Director
                    Englewood, Colorado 80111

Robert E. Kavanagh       8505 E. Orchard Road
President and Director
                    Englewood, Colorado 80111

Stanley Kenyon      Bldg. 400, Suite 1200
Director
                    1000 Abernathy Road
                    Atlanta, GA 30328

Glen R. Derback          8515 E. Orchard Road
Treasurer
                    Englewood, Colorado 80111

Beverly A. Byrne         8515 E. Orchard Road
Secretary
                    Englewood, Colorado 80111

          Net
Name of   Underwriting   Compensation
Principal Discounts and           on         Brokerage
Underwriter         Commissions    Redemption     Commissions
     Compensation

   One Orchard             -0-              -0-                 -0-


                   -0-

Item 30.  Location of Accounts and Records

        All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.


Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.
C-1

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf, in the City
of Englewood, State of Colorado on this    24th      day of
April           , 1997.

                               RETIREMENT PLAN SERIES ACCOUNT
                               (Registrant)



                               By:    /s/ W.T. McCallum

                               William T. McCallum, President and
                               Chief Executive Officer of
Great-West
                               Life & Annuity Insurance Company

                               GREAT-WEST LIFE & ANNUITY
                               INSURANCE COMPANY
                               (Depositor)



                               By:   /s/ W.T. McCallum

                               William T. McCallum, President and
                               Chief Executive Officer

     As required by the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                    Date



 /s/ R. Gratton*
                    4/24        , 1997
Director and Chairman of the Board
(Robert Gratton)



 /s/ W.T. McCallum
                  4/24    , 1997
Director, President and Chief
Executive Officer (William T. McCallum)
Signature and Title                                    Date



 /s/ G.R. Derback
                        4/24   , 1997
Vice President and Controller
(Glen Ray Derback)



  /s/ J. Balog*
                         4/24  , 1997
Director, (James Balog)



 /s/ J.W. Burns*
                         4/24  , 1997
Director, (James W. Burns)



 /s/ O.T. Dackow*
                    4/24  , 1997
Director, (Orest T. Dackow)



 /s/ P. Desmarais, Jr.*
                          4/24  , 1997
Director, (Paul Desmarais, Jr.)



 /s/ R.G. Graham*
                    4/24  , 1997
Director, (Robert G. Graham)



 /s/ N.B. Hart*
                        4/24   , 1997
Director, (N. Berne Hart)



 /s/ K.P. Kavanagh
                   4/24  , 1997
Director, (Kevin P. Kavanagh)




Signature and Title                                    Date



 /s/ W. Mackness*
                 4/24     , 1997
Director, (William Mackness)



 /s/ J.E.A. Nickerson*
                    4/24  , 1997
Director, (Jerry Edgar Alan Nickerson)



 /s/ P.M. Pitfield*
                         4/24  , 1997
Director, (P. Michael Pitfield)




                                             , 1997
Director, (Michel Plessis-Belair)



 /s/ R.J. Turner*
                       4/24    , 1997
Director, (Ross J. Turner)



 /s/ B.E. Walsh*
                        4/24   , 1997
Director, (Brian E. Walsh)



By:   /s/ D.C. Lennox
                   4/24   , 1997
     D.C. Lennox

          Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement on September 13, 1994 and
Post-Effective Amendment No. 2  to this Registration Statement.